N-4	May 01, 2023 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	TIAA CREF LIFE SEPARATE ACCOUNT VA-1
Entity Central Index Key	0001067490
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Fees and Expenses [Text Block]
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

	FEES AND EXPENSES	Location in Prospectus
Charges for Early Withdrawals	None	Surrenders and Cash Withdrawals
Transaction Charges	None	Transfers and Withdrawals
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year
, depending on the options you choose. The fees and expenses do not reflect any advisory fees-paid to financial intermediaries and, if such charges were reflected, the fees and expenses would be higher. Please refer to your Contract specifications page for information about the specific fees you will pay each
year
based on the options you have elected.

Annual Fee	Minimum	Maximum
Base Contract	0.10% 1	0.50% 1	Charges
Investment Options (Underlying Portfolio fees and expenses)	0.09%	1.385%	Appendix A—Portfolios Available Under the Contract
Optional benefits available for an additional charge (for single optional benefit, if elected)	0.10% 3	0.10% 3	Guaranteed Minimum Death Benefit Charge

1
   Deducted daily from your average Accumulation Value to equal the annual % shown.
2.
  As a percentage of average daily net assets.
3
   A Guaranteed Minimum Death Benefit (“GMDB”) fee will be assessed against your Accumulation Value on an annual basis. It is the only optional benefit that charges a fee.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year
, based on current charges. This estimate assumes that you do not take withdrawals from the Contract.

Lowest Annual Cost: $587	Highest Annual Cost: $1,895

Assumes:

•
 Investment of $100,000

•
 5% annual appreciation

•
 Least expensive combination of Underlying Portfolio fees and expenses

•
 No optional benefits

•
 No sales charges or advisory fees

•
 No additional purchase payments, transfers or withdrawals

Assumes:

•
 Investment of $100,000

•
 5% annual appreciation

•
 Most expensive combination of optional benefits and Underlying Portfolio fees and expenses

•
 No sales charges or advisory fees

•
 No additional purchase payments, transfers or withdrawals

1 We do not assess a surrender or withdrawal charge.

Charges for Early Withdrawals [Text Block]	None
Transaction Charges [Text Block]	None
Ongoing Fees and Expenses [Table Text Block]	The table below describes the fees and expenses that you may pay each year
, depending on the options you choose. The fees and expenses do not reflect any advisory fees-paid to financial intermediaries and, if such charges were reflected, the fees and expenses would be higher. Please refer to your Contract specifications page for information about the specific fees you will pay each
year
based on the options you have elected.
Annual Fee	Minimum	Maximum
Base Contract	0.10% 1	0.50% 1	Charges
Investment Options (Underlying Portfolio fees and expenses)	0.09%	1.385%	Appendix A—Portfolios Available Under the Contract
Optional benefits available for an additional charge (for single optional benefit, if elected)	0.10% 3	0.10% 3	Guaranteed Minimum Death Benefit Charge

1
   Deducted daily from your average Accumulation Value to equal the annual % shown.
2.
  As a percentage of average daily net assets.
3
   A Guaranteed Minimum Death Benefit (“GMDB”) fee will be assessed against your Accumulation Value on an annual basis. It is the only optional benefit that charges a fee.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.10%	[1]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.50%	[1]
Base Contract (N-4) Footnotes [Text Block]	Deducted daily from your average Accumulation Value to equal the annual % shown.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.09%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.385%
Optional Benefits Minimum [Percent]	0.10%	[2]
Optional Benefits Maximum [Percent]	0.10%	[2]
Optional Benefits Footnotes [Text Block]	A Guaranteed Minimum Death Benefit (“GMDB”) fee will be assessed against your Accumulation Value on an annual basis. It is the only optional benefit that charges a fee.
Lowest and Highest Annual Cost [Table Text Block]

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year
, based on current charges. This estimate assumes that you do not take withdrawals from the Contract.

Lowest Annual Cost: $587	Highest Annual Cost: $1,895

Assumes:

•
 Investment of $100,000

•
 5% annual appreciation

•
 Least expensive combination of Underlying Portfolio fees and expenses

•
 No optional benefits

•
 No sales charges or advisory fees

•
 No additional purchase payments, transfers or withdrawals

Assumes:

•
 Investment of $100,000

•
 5% annual appreciation

•
 Most expensive combination of optional benefits and Underlying Portfolio fees and expenses

•
 No sales charges or advisory fees

•
 No additional purchase payments, transfers or withdrawals

1 We do not assess a surrender or withdrawal charge.

Lowest Annual Cost [Dollars]	$ 587
Highest Annual Cost [Dollars]	$ 1,895
Risks [Table Text Block]
	RISKS	Location in Prospectus
Risk of Loss	• You can lose money by investing in your Contract, including loss of principal.	Principal Risks Of Investing In The Contract
Not a Short-Term Investment
•
 The Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

•
  The benefits of a tax deferred product, adding premiums over time to the value your Contract and long-term income means the Contract is generally more beneficial to investors with a long-term horizon.

•
 If you make a withdrawal, it will reduce the value of your Contract and the amount of money you will receive when you annuitize.
Principal Risks Of Investing In The Contract
Risks Associated with Investment Options
•
 An investment in the Contract is subject to the risk of poor investment performance. Performance can vary depending on the performance of the investment options that you choose under the Contract (e.g., Underlying Portfolios).

•
 Each investment option has its own unique risks.

•
 You should review the investment options before making an investment decision.
Principal Risks Of Investing In The Contract
Insurance Company Risks
•
 An investment in the Contract is subject to risks related to TIAA Life, and any obligations, guarantees or benefits of the Contract are subject to TIAA Life’s claims-paying ability. More information about TIAA Life, including its financial strength ratings, is available upon request by visiting our website at: tiaa.org/public/.
Principal Risks Of Investing In The Contract

Investment Restrictions [Text Block]
•
 Not all of the underlying Portfolios listed in this prospectus under “Appendix A—Portfolios Under the Contract”, may be available to you as an investment option.

•
 We have adopted policies and procedures to discourage market timing and frequent transaction activity and to limit certain transfer activity.

•
 We reserve the right to limit transfers and exchanges into or out of an investment account in circumstances of frequent activity.

•
 We reserve the right to add or close investment accounts, substitute another fund or other investment vehicles or combine investment accounts.

Optional Benefit Restrictions [Text Block]
•
 Certain optional benefits available under your Contract are subject to a minimum dollar amount.

•
 Withdrawals that exceed limits specified by the terms of an optional benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn.

•
 There are restrictions on the frequency of transactions within a certain time-period.

•
 We reserve the right terminate or restrict certain optional benefits under the Contract.

Tax Implications [Text Block]
•
 You should consult with a qualified tax professional to determine the tax implications of an investment in and purchase payments received under the Contract.

•
 Generally, you are not taxed until you make a withdrawal from the Contract. Withdrawals on your Contract will be subject to ordinary income tax and may be subject to a premature distribution tax if taken before age 59
1
⁄
2
.

•
 Premium taxes may apply.

Investment Professional Compensation [Text Block]
•
 Your investment professional may receive compensation for selling this Contract to you, in the form of an additional cash benefit (e.g., a bonus). Accordingly, your investment professional may have a financial incentive to offer or recommend this Contract over another investment.

Exchanges [Text Block]
•
 Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new contract rather than continue to own the existing contract.

Item 4. Fee Table [Text Block]
Fee and Expense Tables
The fees and expenses do not reflect any advisory fees-paid to financial intermediaries from Contract value or other assets of the contractowner and, if such fees were reflected, the fees and expenses would be higher.
Transaction Expenses

Charge
Sales Load Imposed on Purchases (as a percentage of premiums)	None
Deferred Sales Load (or Surrender Charge) (as a percentage of premiums or amount surrendered, as applicable)	None
Exchange Fee	None
The next table describes the fees and expenses that you will pay each year
during the time that you own the Contract (not including Portfolio fees and expenses).

If you elect to purchase the GMDB optional benefit, you will pay the additional charges, as shown below:
Annual Contract Expenses

	Charge Without a Fee or Expense Waiver 1	Charge With a Fee or Expense Waiver 1,2
Administrative Expenses (Annual Maintenance Fee)	$25	$0.00
Maximum Base Contract Expenses (as a percentage of average accumulation value)	0.70%	0.50%
Band 1—Base Contract Expenses: If Accumulation Value is less than $100,000	0.70%	0.50%
Band 2—Base Contract Expenses: If Accumulation Value is between $100,000 and $500,000	0.55%	0.35%
Band 3—Base Contract Expenses: If Accumulation Value is greater than $500,000	0.45%	0.25%
Band 4—Base Contract Expenses: After the first 10 years of the Contract	0.30%	0.10%
Optional Benefit Expenses (as a percentage of average account value) 3	0.10%	N/A

1	The contractual Administrative Expense Charge, which is component of the Base Contract Expense, is 0.30%. It is subject to an expense waiver of 0.20%, which reduces the current Administrative Expense Charge to 0.10%.
2	The Annual Maintenance Fee will be waived if your Accumulation Value exceeds $25,000 on the anniversary date of your Contract or on the date of a full surrender of the Contract.
3	The GMDB is the only optional benefit that charges a fee, which is assessed against your Accumulation Value on an annual basis.
The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. A complete list of the Portfolios available under the Contract, including their annual expenses, may be found in this prospectus under: Appendix A—“Portfolios Available Under The
Contract
”.
Annual Portfolio Expenses

	Minimum	Maximum
Expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees and other expenses (before fee waiver/expense reimbursements)	0.09%	1.50%

Expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees and other expenses (after fee waiver/expense reimbursements*)	0.09%	1.385%
*	Certain Portfolios are subject to an expense reimbursement arrangement between such Portfolio and the investment adviser, which is expected to continue until at least February 28, 2024.
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and annual Portfolio expenses.
The Examples assume that you invest $100,000 in the Contract for the time periods indicated. The First Example also assume that your investment has a 5% return each year and assumes the most expensive combination of Annual Portfolio Expenses and elected optional benefits for an additional charge
1
. The second Example also assumes that your investment has a 5% return each year and assumes the least expensive combination of Annual Portfolio Expenses and no elected optional benefit. The Examples do not reflect any advisory fees-paid to financial intermediaries from contract value or other assets of the contract owner and, if such fees were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:
Example 1: Maximum Expenses

Contract Value	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of applicable time period	$2,181	$6,730	$11,543	$24,827
If you annuitize at the end of the applicable time period	$2,181	$6,730	$11,543	$24,827
If you do not take a total withdrawal of your Contract Value	$2,181	$6,730	$11,543	$24,827
1	The GMDB is the only optional benefit that charges a fee.
Example 2: Minimum Expenses

Contract Value	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of applicable time period	$450	$1,847	$3,369	$7,794
If you annuitize at the end of the applicable time period	$450	$1,847	$3,369	$7,794
If you do not take a total withdrawal of your Contract Value	$450	$1,847	$3,369	$7,794

Transaction Expenses [Table Text Block]
Transaction Expenses

Charge
Sales Load Imposed on Purchases (as a percentage of premiums)	None
Deferred Sales Load (or Surrender Charge) (as a percentage of premiums or amount surrendered, as applicable)	None
Exchange Fee	None

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%
Exchange Fee (of Amount Exchanged), Current [Percent]	0.00%
Annual Contract Expenses [Table Text Block]
Annual Contract Expenses

	Charge Without a Fee or Expense Waiver 1	Charge With a Fee or Expense Waiver 1,2
Administrative Expenses (Annual Maintenance Fee)	$25	$0.00
Maximum Base Contract Expenses (as a percentage of average accumulation value)	0.70%	0.50%
Band 1—Base Contract Expenses: If Accumulation Value is less than $100,000	0.70%	0.50%
Band 2—Base Contract Expenses: If Accumulation Value is between $100,000 and $500,000	0.55%	0.35%
Band 3—Base Contract Expenses: If Accumulation Value is greater than $500,000	0.45%	0.25%
Band 4—Base Contract Expenses: After the first 10 years of the Contract	0.30%	0.10%
Optional Benefit Expenses (as a percentage of average account value) 3	0.10%	N/A

1	The contractual Administrative Expense Charge, which is component of the Base Contract Expense, is 0.30%. It is subject to an expense waiver of 0.20%, which reduces the current Administrative Expense Charge to 0.10%.
2	The Annual Maintenance Fee will be waived if your Accumulation Value exceeds $25,000 on the anniversary date of your Contract or on the date of a full surrender of the Contract.
3	The GMDB is the only optional benefit that charges a fee, which is assessed against your Accumulation Value on an annual basis.

Annual Portfolio Company Expenses [Table Text Block]
Annual Portfolio Expenses

	Minimum	Maximum
Expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees and other expenses (before fee waiver/expense reimbursements)	0.09%	1.50%

Expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees and other expenses (after fee waiver/expense reimbursements*)	0.09%	1.385%
*	Certain Portfolios are subject to an expense reimbursement arrangement between such Portfolio and the investment adviser, which is expected to continue until at least February 28, 2024.

Surrender Example [Table Text Block]
The Examples assume that you invest $100,000 in the Contract for the time periods indicated. The First Example also assume that your investment has a 5% return each year and assumes the most expensive combination of Annual Portfolio Expenses and elected optional benefits for an additional charge
1
. The second Example also assumes that your investment has a 5% return each year and assumes the least expensive combination of Annual Portfolio Expenses and no elected optional benefit. The Examples do not reflect any advisory fees-paid to financial intermediaries from contract value or other assets of the contract owner and, if such fees were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:
Example 1: Maximum Expenses

Contract Value	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of applicable time period	$2,181	$6,730	$11,543	$24,827
If you annuitize at the end of the applicable time period	$2,181	$6,730	$11,543	$24,827
If you do not take a total withdrawal of your Contract Value	$2,181	$6,730	$11,543	$24,827
1	The GMDB is the only optional benefit that charges a fee.
Example 2: Minimum Expenses

Contract Value	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of applicable time period	$450	$1,847	$3,369	$7,794
If you annuitize at the end of the applicable time period	$450	$1,847	$3,369	$7,794
If you do not take a total withdrawal of your Contract Value	$450	$1,847	$3,369	$7,794

Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,181	[3]
Surrender Expense, 1 Year, Minimum [Dollars]	450
Surrender Expense, 3 Years, Maximum [Dollars]	6,730	[3]
Surrender Expense, 3 Years, Minimum [Dollars]	1,847
Surrender Expense, 5 Years, Maximum [Dollars]	11,543	[3]
Surrender Expense, 5 Years, Minimum [Dollars]	3,369
Surrender Expense, 10 Years, Maximum [Dollars]	24,827	[3]
Surrender Expense, 10 Years, Minimum [Dollars]	$ 7,794
Annuitize Example [Table Text Block]
The Examples assume that you invest $100,000 in the Contract for the time periods indicated. The First Example also assume that your investment has a 5% return each year and assumes the most expensive combination of Annual Portfolio Expenses and elected optional benefits for an additional charge
1
. The second Example also assumes that your investment has a 5% return each year and assumes the least expensive combination of Annual Portfolio Expenses and no elected optional benefit. The Examples do not reflect any advisory fees-paid to financial intermediaries from contract value or other assets of the contract owner and, if such fees were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:
Example 1: Maximum Expenses

Contract Value	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of applicable time period	$2,181	$6,730	$11,543	$24,827
If you annuitize at the end of the applicable time period	$2,181	$6,730	$11,543	$24,827
If you do not take a total withdrawal of your Contract Value	$2,181	$6,730	$11,543	$24,827
1	The GMDB is the only optional benefit that charges a fee.
Example 2: Minimum Expenses

Contract Value	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of applicable time period	$450	$1,847	$3,369	$7,794
If you annuitize at the end of the applicable time period	$450	$1,847	$3,369	$7,794
If you do not take a total withdrawal of your Contract Value	$450	$1,847	$3,369	$7,794

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 2,181	[3]
Annuitized Expense, 1 Year, Minimum [Dollars]	450
Annuitized Expense, 3 Years, Maximum [Dollars]	6,730	[3]
Annuitized Expense, 3 Years, Minimum [Dollars]	1,847
Annuitized Expense, 5 Years, Maximum [Dollars]	11,543	[3]
Annuitized Expense, 5 Years, Minimum [Dollars]	3,369
Annuitized Expense, 10 Years, Maximum [Dollars]	24,827	[3]
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 7,794
No Surrender Example [Table Text Block]
The Examples assume that you invest $100,000 in the Contract for the time periods indicated. The First Example also assume that your investment has a 5% return each year and assumes the most expensive combination of Annual Portfolio Expenses and elected optional benefits for an additional charge
1
. The second Example also assumes that your investment has a 5% return each year and assumes the least expensive combination of Annual Portfolio Expenses and no elected optional benefit. The Examples do not reflect any advisory fees-paid to financial intermediaries from contract value or other assets of the contract owner and, if such fees were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:
Example 1: Maximum Expenses

Contract Value	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of applicable time period	$2,181	$6,730	$11,543	$24,827
If you annuitize at the end of the applicable time period	$2,181	$6,730	$11,543	$24,827
If you do not take a total withdrawal of your Contract Value	$2,181	$6,730	$11,543	$24,827
1	The GMDB is the only optional benefit that charges a fee.
Example 2: Minimum Expenses

Contract Value	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of applicable time period	$450	$1,847	$3,369	$7,794
If you annuitize at the end of the applicable time period	$450	$1,847	$3,369	$7,794
If you do not take a total withdrawal of your Contract Value	$450	$1,847	$3,369	$7,794

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,181	[3]
No Surrender Expense, 1 Year, Minimum [Dollars]	450
No Surrender Expense, 3 Years, Maximum [Dollars]	6,730	[3]
No Surrender Expense, 3 Years, Minimum [Dollars]	1,847
No Surrender Expense, 5 Years, Maximum [Dollars]	11,543	[3]
No Surrender Expense, 5 Years, Minimum [Dollars]	3,369
No Surrender Expense, 10 Years, Maximum [Dollars]	24,827	[3]
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 7,794
Item 5. Principal Risks [Table Text Block]
PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Investing in the Contract involves risks. The following are the principal risks of an investment in the Contract. You should carefully consider the below risks in addition to the other information contained in this prospectus. Additional risks and details regarding various risks and benefits of investing in the Contract are described in relevant sections of this prospectus. The Contract may be subject to additional risks other than those identified and described in the prospectus.
Risk of Loss.
The Contract is subject to market risk (the risk that your investments may decline in value or underperform your expectations). As a result, you can lose money by investing in the Contract, including loss of principal. An investment in the Contract is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Not a Short-Term Investment.
This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Contract is intended for retirement savings or other long-term investment purposes. The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon. It is not suitable as a short-term savings vehicle. This means if you plan to withdraw money or surrender the contract for short-term needs, it may not be the right contract for you. If you make early withdrawals, you may be subject to pay ordinary income tax, including a a premature distribution tax if you are under age 59
1
⁄
2
.
Investment Risk.
As with all variable annuities, an investment in the Contract is subject to the risk of poor investment performance of the underlying Portfolios. Performance can vary depending on the performance of the underlying Portfolios you selected available under the Contract. You bear the risk of any decline in the account balance of your Contract resulting from the performance of the underlying Portfolios you have chosen. Your account value could decline significantly, and there is a risk of loss of the entire amount invested. You should review these investment options before making an investment decision.
Each investment option will have its own unique risks. We do not provide any investment advice and do not recommend or endorse any particular underlying Portfolio. We do not guarantee the investment performance of the separate account or the underlying Portfolios, and you bear the entire investment risk. Information regarding the underlying Portfolios available under your Contract is provided below in this prospectus under “Appendix A—Portfolios Available Under The Contract”.
Risks Associated with TIAA Life.
An investment in the Contract is subject to risks related to TIAA Life and any obligations, guarantees or benefits of the Contract are subject to TIAA Life’s financial strength and claims-paying ability. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold amounts required under state law to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product. Information about TIAA Life, including its financial strength ratings is available by visiting our website at tiaa.org/public/.
Possible Adverse Tax Consequences.
Tax considerations associated with the Contract can vary and can be complicated. Adverse tax consequences may result if contributions, distributions, and other transactions with respect to the contract are not made or effected in compliance with the law. We cannot provide detailed information on all tax aspects of the Contract. Moreover, the tax aspects that apply to a particular person’s Contract may vary depending on the facts applicable to that person and state of residence. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your Contract or taking other action related to your Contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Contract.
Risks Related to Cybersecurity and Certain Business Continuity Risks.
Our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners. Consequently, our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, any third party administrator, the underlying Portfolios, intermediaries and other affiliated or third party service provides may adversely affect us and the value of your accumulation units. For instance, cyber-attacks may: interfere with our processing of contract transactions, including the processing orders from our website or with the underlying Portfolios; affect our ability to calculate AUVs; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the underlying Portfolios invest, which may cause the Portfolios underlying your accumulation units to lose value. There can be no assurance that we or the underlying Portfolios or our service providers will avoid losses affecting your accumulation units that result from cyber-attacks or information security breaches in the future.
We are exposed to risks related to natural and
man-made
disasters, such as storms, fires, earthquakes, public health crises and terrorist acts, which could adversely affect our ability to administer the Contract. In the event that a natural or man-made
disaster occurs, a significant number of our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair our ability to operate effectively and impair our ability to process contract transactions or to calculate contract values. We outsource certain critical business functions to third parties and, in the event of a natural or man-made
disaster, rely upon the successful implementation and execution of the business continuity planning of such entities. While we monitor the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond our control. If one or more of the third parties to whom we outsource such critical business functions experience operational failures, our ability to administer the Contract could be impaired.
COVID-19
Risk.
The
COVID-19
pandemic has resulted in operational disruptions, as well as market volatility and general economic uncertainty. To address operational disruptions in connection with the
COVID-19
pandemic, we have implemented business continuity plans so we can continue to provide services to our customers, even as many of our employees and the employees of our service providers continue to work remotely. While these efforts have been successful to date, we continue to be subject to risks that could negatively impact our operations, including system failure, mail delivery delays, unavailability of critical personnel due to illness or other reasons related to the pandemic, and disruptions to service providers.
Significant market volatility and negative market returns have occurred during the
COVID-19
pandemic. While we are confident in our ability to manage the financial risks related to the
COVID-19
pandemic, the extent and duration of such risks cannot be predicted with certainty, and prolonged negative economic conditions could have a negative impact on our financial condition. It is possible these risks could impact our financial strength and claims-paying ability.

Item 10. Benefits Available (N-4) [Text Block]
BENEFITS AVAILABLE UNDER THE CONTRACT
The following table summarizes information about the benefits available under the Contract.

Summary of Benefits
Name of Benefit	Purpose	Standard/Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Death Benefit	The amount of the death benefit is the accumulation value on the valuation day that we authorize payment of the death benefit.	Standard	None	• Withdrawals could significantly reduce the death benefit. • Benefit terminates upon annuitization.
Guaranteed Minimum Death Benefit (“GMDB”)	If you elected the GMBD option, we will pay the value of the GMDB, if the GMDB is greater than the standard Contract death benefit.	Optional	0.10% (this is the maximum charge assessed against your Accumulation Value, on an annual basis,)
•
   If you wish to elect the GMDB, you must make the election before we issue you the Contract.
•
   If you elect the GMDB option, you may not cancel it after we issue you the Contract.
•
   Withdrawals could significantly reduce the death benefit.
•
   Withdrawals to pay advisory fees are not considered withdrawals for the purpose of the GMDB benefit calculation, however, you should consult a qualified tax advisor regarding the tax treatment of the payment of advisor fees from your Contract

Summary of Benefits
Name of Benefit	Purpose	Standard/Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Full Surrender and Withdrawals	Prior to your annuity starting date, you may request a withdrawal, including up to your entire Accumulation Value.	Optional	None
•
   Subject generally to a minimum amount of $1,000.
•
   If you withdraw your entire Accumulation Value, we will cancel your Contract and deduct the annual maintenance fee from any surrender proceeds.
•
   Withdrawals will lower your Contract value, will be subject to ordinary tax and may be subject to a 10% premature distribution tax taken before age 59
1
⁄
2
.

Transfers	You may request transfers between investment accounts.	Optional	None	• Subject generally to a minimum amount of $250. • Transfers are subject to our “Transfer Policies Regarding Market Timing and Frequent Trading”.
Systematic Withdrawals	You may request scheduled withdrawals from one or more of the investment accounts on a systematic basis.	Optional	None
•
   Must have an Accumulation Value of at least $10,000 and subject generally to a minimum amount of $100.
•
   May be paid monthly, quarterly, semi-annually or annually.
•
   Systematic withdrawals paid by check may be subject to a fee of up to $5 per payment.
•
   Withdrawals will lower your Contract value, will be subject to ordinary income tax and may be subject to a 10% premature distribution tax taken before age 59
1
⁄
2
.

Withdrawals to Pay Financial Advisory Fees	In certain situations, as agreed to between you and a registered investment adviser, you can set up a program to have money withdrawn directly from your Contract to pay your adviser.	Optional	None
•
   Withdrawals to pay financial advisory fees are subject to special rules.
•
   We reserve the right to determine the eligibility of the financial adviser for this type of fee reimbursement.
•
   The amount withdrawn is generally subject to a minimum amount of $100.
•
   Withdrawals will lower your Contract value.
•
   You should consult a qualified tax adviser regarding the tax treatment of the payment of adviser fees from your Contract.

DEATH BENEFITS
WHAT DEATH BENEFITS ARE AVAILABLE UNDER THE CONTRACT?
A death benefit will be paid if either the Owner or Annuitant dies during the Accumulation Period. The amount of the death benefit is the Accumulation Value on the Valuation Day we authorize payment of the death benefit. If, however, you have elected the Guaranteed Minimum Death Benefit (available for an extra charge), and this amount is greater than the Accumulation Value, we will instead pay the Guaranteed Minimum Death Benefit (as described further below).
AVAILABILITY: CHOOSING BENEFICIARIES
Unless the “Special Option For Spouses” described immediately below applies, the death benefit will be paid if either the Owner or Annuitant dies during the Accumulation Period. When you fill out an application for a Contract, you name one or more Beneficiaries to receive the death benefit if you die. You can change your Beneficiary at any time during the Accumulation Period. For more information on designating Beneficiaries, contact TIAA Life or your legal adviser.
SPECIAL OPTION FOR SPOUSES
If the surviving spouse is the sole Beneficiary when the Owner dies, the surviving spouse can choose to become the
Contract owner and continue the Contract, or receive the death benefit. If the surviving spouse does not make a choice within 60 days after we receive (in Good Order) proof of death, the surviving spouse will automatically become Contract owner and Annuitant, and no death benefit will be paid.
DEFINITION OF SPOUSE UNDER FEDERAL LAW
A person who meets the definition of “spouse” under federal law may avail themselves of certain contractual rights and benefits. Any right of a spouse that is made available to continue the Contract and all Contract provisions relating to spouses and spousal continuation are available only to a person who meets the definition of “Spouse” under federal law. IRS guidance provides that civil unions and domestic partnerships that may be recognized under state law are not marriages unless denominated as such. Consult a qualified tax adviser for more information on this subject.
AMOUNT OF DEATH BENEFIT
The amount of the death benefit is your Accumulation Value on the Valuation Day we authorize payment of the death benefit. We will authorize payment of a Beneficiary’s portion of the death benefit on the date we receive (in Good Order) due proof of death of an Owner or Annuitant and all information required to be furnished for payment of that Beneficiary’s portion of the death benefit.
If you have elected the Guaranteed Minimum Death Benefit (for an additional charge), and this amount is greater than the Accumulation Value, we will instead pay the Guaranteed Minimum Death Benefit (see below).
GUARANTEED MINIMUM DEATH BENEFIT OPTION
You must elect the Guaranteed Minimum Death Benefit prior to us issuing you the Contract, and you may not cancel it after we issue your Contract. The Guaranteed Minimum Death Benefit is a guaranteed minimum, which means that we will only pay that amount if it is greater than the Contract death benefit (as discussed further below). If you elect the Guaranteed Minimum Death Benefit, we will assess a maximum charge of 0.10% of your Accumulation Value, on an annual basis, as compensation for providing this guaranteed benefit. We deduct the charge daily from the net investment factor when calculating the Accumulation Unit values for the Investment Accounts.
If you elected the Guaranteed Minimum Death Benefit option (for an additional charge) and, on the Business Day we authorize payment of the death benefit, this amount is greater than the Contract death benefit (which is equal to the Accumulation Value), then we will pay the Guaranteed Minimum Death Benefit instead of the Contract death benefit. The Guaranteed Minimum Death Benefit on any Business Day is equal to the sum of all Premiums credited under the Contract less the “adjusted sum” of each withdrawal made. Please note that withdrawals to pay advisory fees are not considered withdrawals for the purpose of the GMDB benefit calculation, however, you should consult a tax advisor regarding the tax treatment of the payment of advisor fees from your Contract.
The adjusted sum of each withdrawal made is equal to the sum of each withdrawal multiplied by the greater of (1) or the following:

•	the value of the Guaranteed Minimum Death Benefit on the Business Day preceding the withdrawal divided by

•	the Accumulation Value on the Business Day of the withdrawal excluding the effect of any transactions on that day.
Multiple withdrawals made on any single day will be aggregated for the purpose of this calculation.
Depending on your Accumulation Value on the date of the withdrawal, the “adjusted sum” of any withdrawal could result in a reduction in your Guaranteed Minimum Death Benefit that is greater than the dollar amount of your withdrawal.
The following example is intended to illustrate how we calculate the Guaranteed Minimum Death Benefit and the impact of withdrawals. Assume:

•	On July 16 th , an initial Premium of $10,000 is received by us and the Contract is issued.

•	The Accumulation Value equals $10,000.

•	The Contract death benefit, which is equal to the Accumulation Value, is also $10,000.

•	The Guaranteed Minimum Death Benefit, which is equal to the sum of all Premiums ($10,000) less the “adjusted sum” of each withdrawal ($0), also equals $10,000.
If a death benefit were to be paid on this date, it would be equal to the Contract death benefit of $10,000. Because the Guaranteed Minimum Death Benefit is not greater than the Contract death benefit, we will not instead pay the Guaranteed Minimum Death Benefit.

•	On August 21 st , a withdrawal of $2,000 is made from the Contract.

•	Assume that prior to the withdrawal, the Accumulation Value equals $8,500. After the withdrawal, the Accumulation Value equals $6,500.

•	The Contract death benefit, which is equal to the Accumulation Value after the withdrawal, is $6,500.

•	The Guaranteed Minimum Death Benefit is equal to the sum of all Premiums less the “adjusted sum” of each withdrawal.

•	The “adjusted sum” of the $2,000 withdrawal is equal to the withdrawal ($2,000) multiplied by the greater of:

1.	(1); or

2.
the prior Business Day’s Guaranteed Minimum Death Benefit ($10,000)
divided by
the current Accumulation Value excluding the effect of any transactions on that day ($8,500). This equals 1.1764706 ($10,000/$8,500).

•	Because 1.176 is greater than 1, the withdrawal ($2,000) is multiplied by 1.1764706 to equal $2,352.94.

•	The Guaranteed Minimum Death Benefit, which is equal to the sum of all Premiums ($10,000) less the “adjusted sum” of each withdrawal ($2,352.94), equals $7,647.06.
If a death benefit were to be paid on this date, it would be equal to the Guaranteed Minimum Death Benefit of $7,647.06, because this amount is greater than the Contract death benefit of $6,500.

•	On September 1 st , an additional Premium of $20,000 is received by us.

•	Assume that prior to receipt of the Premium, the Accumulation Value equals $9,000. After the Premium is received, the Accumulation Value equals $29,000.

•	The Contract death benefit, which is equal to the Accumulation Value after the Premium is received, is $29,000.

•	The Guaranteed Minimum Death Benefit, which is equal to the sum of all Premiums ($30,000=$10,000+$20,000) less the “adjusted sum” of each withdrawal ($2,352.94), equals $27,647.06 ($30,000–$2,352.94).
If a death benefit were to be paid on this date, it would be equal to the Contract death benefit of $29,000, which is greater than the Guaranteed Minimum Death Benefit of $27,647.06.

•	On September 28 th , a withdrawal of $5,000 is made from the Contract.

•	Assume that prior to the withdrawal, the Accumulation Value equals $31,500. After the withdrawal, the Accumulation Value equals $26,500.

•	The Contract death benefit, which is equal to the Accumulation Value after the withdrawal, is $26,500.

•	The Guaranteed Minimum Death Benefit is equal to the sum of all Premiums less the “adjusted sum” of each withdrawal.

•	The “adjusted sum” of the $5,000 withdrawal is equal to the withdrawal ($5,000) multiplied by the greater of:

1.	1; or

2.
the prior Business Day’s Guaranteed Minimum Death Benefit ($27,647.06)
divided by
the current Accumulation Value excluding the effect of any transactions on that day ($31,500). This equals 0.877684 ($27,647.06/$31,500).

•	Because 1 is greater than 0.877684, the withdrawal ($5,000) is multiplied by 1 to equal $5,000.

•	The Guaranteed Minimum Death Benefit, which is equal to the sum of all Premiums ($30,000=$10,000+$20,000) less the “adjusted sum” of each withdrawal ($7,352.94=$2,352.94+$5,000), equals $22,647.06.
If a death benefit were to be paid on this date, it would be equal to the Contract death benefit of $26,500, which is greater than the Guaranteed Minimum Death Benefit of $22,647.06.
The Guaranteed Minimum Death Benefit is a guaranteed minimum, which means that we will only pay this amount if it is greater than the Contract death benefit.
METHODS OF PAYMENT OF DEATH BENEFITS
If a Death Benefit is payable a Beneficiary may elect a lump sum payment, or, subject to the terms of the contract and State specific provisions, elect to have his or her interest distributed over his or her life, or over a period certain not extending beyond his or her life expectancy.
If there is more than one Beneficiary, we will pay each Beneficiary, his or her portion of the death benefit as determined on the Valuation Day we receive (in Good Order at our Administrative Office) all information required to be furnished for payment of that Beneficiary’s portion of the death benefit. Because Beneficiaries may provide the required information to us on different days, Beneficiaries may receive differing amounts, even where all Beneficiaries have been designated so as to share equally in the death benefit proceeds.
Death benefit payments in the form of a period certain or life annuity must begin within one year of date of death. Benefits under a lump sum option must be paid within 5 years of date of death. Upon payment of the entire death benefit, the Contract will terminate. In all events, the death benefit and the termination provisions of the Contract will be administered in accordance with the requirements of IRC Section 72(s).
DELAYS IN PAYMENTS
We usually pay the amounts of any surrender, partial withdrawal, death benefit proceeds, or transfer from the Investment Accounts within 7 days after we receive (in Good Order at our Administrative Office) all applicable acceptable notices, and/or due proofs of death. However, we can postpone these payments if:

•	the New York Stock Exchange is closed for trading, other than customary weekend and holiday closing, or trading on the New York Stock Exchange is restricted as determined by the SEC; or

•
an emergency exists, as a result of which the SEC determines that (A) the disposal of shares in an Investment Account or its corresponding Portfolio is not reasonably practicable, or (B) it is not reasonably practicable to fairly determine the value of the net assets of an Investment Account or its corresponding Portfolio; or

•	an Investment Account’s corresponding Portfolio otherwise suspends payment or redemption of its shares pursuant to an order of the SEC; or

•	you have submitted a check or draft to our Administrative Office, in which case we have the right to defer payment until the check or draft has been honored.

If, pursuant to SEC rules, the TIAA-CREF Life Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund or as a result of Fund liquidity levels, we will delay payment of any transfer, surrender, or death benefit from the TIAA-CREF Life Money Market Investment Account until the Fund is pays redemption proceeds
.

Benefits Available [Table Text Block]
The following table summarizes information about the benefits available under the Contract.

Summary of Benefits
Name of Benefit	Purpose	Standard/Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Death Benefit	The amount of the death benefit is the accumulation value on the valuation day that we authorize payment of the death benefit.	Standard	None	• Withdrawals could significantly reduce the death benefit. • Benefit terminates upon annuitization.
Guaranteed Minimum Death Benefit (“GMDB”)	If you elected the GMBD option, we will pay the value of the GMDB, if the GMDB is greater than the standard Contract death benefit.	Optional	0.10% (this is the maximum charge assessed against your Accumulation Value, on an annual basis,)
•
   If you wish to elect the GMDB, you must make the election before we issue you the Contract.
•
   If you elect the GMDB option, you may not cancel it after we issue you the Contract.
•
   Withdrawals could significantly reduce the death benefit.
•
   Withdrawals to pay advisory fees are not considered withdrawals for the purpose of the GMDB benefit calculation, however, you should consult a qualified tax advisor regarding the tax treatment of the payment of advisor fees from your Contract

Summary of Benefits
Name of Benefit	Purpose	Standard/Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Full Surrender and Withdrawals	Prior to your annuity starting date, you may request a withdrawal, including up to your entire Accumulation Value.	Optional	None
•
   Subject generally to a minimum amount of $1,000.
•
   If you withdraw your entire Accumulation Value, we will cancel your Contract and deduct the annual maintenance fee from any surrender proceeds.
•
   Withdrawals will lower your Contract value, will be subject to ordinary tax and may be subject to a 10% premature distribution tax taken before age 59
1
⁄
2
.

Transfers	You may request transfers between investment accounts.	Optional	None	• Subject generally to a minimum amount of $250. • Transfers are subject to our “Transfer Policies Regarding Market Timing and Frequent Trading”.
Systematic Withdrawals	You may request scheduled withdrawals from one or more of the investment accounts on a systematic basis.	Optional	None
•
   Must have an Accumulation Value of at least $10,000 and subject generally to a minimum amount of $100.
•
   May be paid monthly, quarterly, semi-annually or annually.
•
   Systematic withdrawals paid by check may be subject to a fee of up to $5 per payment.
•
   Withdrawals will lower your Contract value, will be subject to ordinary income tax and may be subject to a 10% premature distribution tax taken before age 59
1
⁄
2
.

Withdrawals to Pay Financial Advisory Fees	In certain situations, as agreed to between you and a registered investment adviser, you can set up a program to have money withdrawn directly from your Contract to pay your adviser.	Optional	None
•
   Withdrawals to pay financial advisory fees are subject to special rules.
•
   We reserve the right to determine the eligibility of the financial adviser for this type of fee reimbursement.
•
   The amount withdrawn is generally subject to a minimum amount of $100.
•
   Withdrawals will lower your Contract value.
•
   You should consult a qualified tax adviser regarding the tax treatment of the payment of adviser fees from your Contract.

Guaranteed Minimum Death Benefit [Text Block]
GUARANTEED MINIMUM DEATH BENEFIT OPTION
You must elect the Guaranteed Minimum Death Benefit prior to us issuing you the Contract, and you may not cancel it after we issue your Contract. The Guaranteed Minimum Death Benefit is a guaranteed minimum, which means that we will only pay that amount if it is greater than the Contract death benefit (as discussed further below). If you elect the Guaranteed Minimum Death Benefit, we will assess a maximum charge of 0.10% of your Accumulation Value, on an annual basis, as compensation for providing this guaranteed benefit. We deduct the charge daily from the net investment factor when calculating the Accumulation Unit values for the Investment Accounts.
If you elected the Guaranteed Minimum Death Benefit option (for an additional charge) and, on the Business Day we authorize payment of the death benefit, this amount is greater than the Contract death benefit (which is equal to the Accumulation Value), then we will pay the Guaranteed Minimum Death Benefit instead of the Contract death benefit. The Guaranteed Minimum Death Benefit on any Business Day is equal to the sum of all Premiums credited under the Contract less the “adjusted sum” of each withdrawal made. Please note that withdrawals to pay advisory fees are not considered withdrawals for the purpose of the GMDB benefit calculation, however, you should consult a tax advisor regarding the tax treatment of the payment of advisor fees from your Contract.
The adjusted sum of each withdrawal made is equal to the sum of each withdrawal multiplied by the greater of (1) or the following:

•	the value of the Guaranteed Minimum Death Benefit on the Business Day preceding the withdrawal divided by

•	the Accumulation Value on the Business Day of the withdrawal excluding the effect of any transactions on that day.
Multiple withdrawals made on any single day will be aggregated for the purpose of this calculation.
Depending on your Accumulation Value on the date of the withdrawal, the “adjusted sum” of any withdrawal could result in a reduction in your Guaranteed Minimum Death Benefit that is greater than the dollar amount of your withdrawal.
The following example is intended to illustrate how we calculate the Guaranteed Minimum Death Benefit and the impact of withdrawals. Assume:

•	On July 16 th , an initial Premium of $10,000 is received by us and the Contract is issued.

•	The Accumulation Value equals $10,000.

•	The Contract death benefit, which is equal to the Accumulation Value, is also $10,000.

•	The Guaranteed Minimum Death Benefit, which is equal to the sum of all Premiums ($10,000) less the “adjusted sum” of each withdrawal ($0), also equals $10,000.
If a death benefit were to be paid on this date, it would be equal to the Contract death benefit of $10,000. Because the Guaranteed Minimum Death Benefit is not greater than the Contract death benefit, we will not instead pay the Guaranteed Minimum Death Benefit.

•	On August 21 st , a withdrawal of $2,000 is made from the Contract.

•	Assume that prior to the withdrawal, the Accumulation Value equals $8,500. After the withdrawal, the Accumulation Value equals $6,500.

•	The Contract death benefit, which is equal to the Accumulation Value after the withdrawal, is $6,500.

•	The Guaranteed Minimum Death Benefit is equal to the sum of all Premiums less the “adjusted sum” of each withdrawal.

•	The “adjusted sum” of the $2,000 withdrawal is equal to the withdrawal ($2,000) multiplied by the greater of:

1.	(1); or

2.
the prior Business Day’s Guaranteed Minimum Death Benefit ($10,000)
divided by
the current Accumulation Value excluding the effect of any transactions on that day ($8,500). This equals 1.1764706 ($10,000/$8,500).

•	Because 1.176 is greater than 1, the withdrawal ($2,000) is multiplied by 1.1764706 to equal $2,352.94.

•	The Guaranteed Minimum Death Benefit, which is equal to the sum of all Premiums ($10,000) less the “adjusted sum” of each withdrawal ($2,352.94), equals $7,647.06.
If a death benefit were to be paid on this date, it would be equal to the Guaranteed Minimum Death Benefit of $7,647.06, because this amount is greater than the Contract death benefit of $6,500.

•	On September 1 st , an additional Premium of $20,000 is received by us.

•	Assume that prior to receipt of the Premium, the Accumulation Value equals $9,000. After the Premium is received, the Accumulation Value equals $29,000.

•	The Contract death benefit, which is equal to the Accumulation Value after the Premium is received, is $29,000.

•	The Guaranteed Minimum Death Benefit, which is equal to the sum of all Premiums ($30,000=$10,000+$20,000) less the “adjusted sum” of each withdrawal ($2,352.94), equals $27,647.06 ($30,000–$2,352.94).
If a death benefit were to be paid on this date, it would be equal to the Contract death benefit of $29,000, which is greater than the Guaranteed Minimum Death Benefit of $27,647.06.

•	On September 28 th , a withdrawal of $5,000 is made from the Contract.

•	Assume that prior to the withdrawal, the Accumulation Value equals $31,500. After the withdrawal, the Accumulation Value equals $26,500.

•	The Contract death benefit, which is equal to the Accumulation Value after the withdrawal, is $26,500.

•	The Guaranteed Minimum Death Benefit is equal to the sum of all Premiums less the “adjusted sum” of each withdrawal.

•	The “adjusted sum” of the $5,000 withdrawal is equal to the withdrawal ($5,000) multiplied by the greater of:

1.	1; or

2.
the prior Business Day’s Guaranteed Minimum Death Benefit ($27,647.06)
divided by
the current Accumulation Value excluding the effect of any transactions on that day ($31,500). This equals 0.877684 ($27,647.06/$31,500).

•	Because 1 is greater than 0.877684, the withdrawal ($5,000) is multiplied by 1 to equal $5,000.

•	The Guaranteed Minimum Death Benefit, which is equal to the sum of all Premiums ($30,000=$10,000+$20,000) less the “adjusted sum” of each withdrawal ($7,352.94=$2,352.94+$5,000), equals $22,647.06.
If a death benefit were to be paid on this date, it would be equal to the Contract death benefit of $26,500, which is greater than the Guaranteed Minimum Death Benefit of $22,647.06.
The Guaranteed Minimum Death Benefit is a guaranteed minimum, which means that we will only pay this amount if it is greater than the Contract death benefit.

Item 17. Portfolio Companies (N-4) [Text Block]
APPENDIX
Appendix A—Portfolios Available Under the Contract
The following is a list of the Portfolios available under the Contract. Each of the Portfolios listed is available to you as an investment option without a restriction, unless indicated otherwise below. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at https://vpx.broadridge.com/GetContract1.asp?cid=tiaavpx&fid=88630X845. You can also request this information at no cost by calling 800
842-2252.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Type	Portfolio Name and Adviser/Subadviser 1	Current Expenses	Average Annual Total Returns (12/31/22)
			1 year	5 years	10 Years
Asset Allocation	Calamos Growth and Income Portfolio	1.33%	-19.07%	7.63%	8.35%
Specialty	Credit Suisse Trust Commodity Return Strategy Portfolio—Class 1	1.05%	16.03%	6.62%	-1.34%
Equity	ClearBridge Variable Aggressive Growth Portfolio —Class I/ Legg Mason Partners Fund Advisor, LLC	0.82%	-26.42%	1.89%	8.49%
Equity	ClearBridge Variable Small Cap Growth Portfolio —Class I/ Legg Mason Partners Fund Advisor, LLC	0.80%	-28.85%	8.54%	11.23%
Equity	Delaware VIP International Series-Standard Class 2	0.86%	-17.34%	0.76%	4.12%
Equity	Delaware VIP Small Cap Value Series—Standard Class	0.78%	-12.09%	-4.35%	9.21%
Asset Allocation	DFA VA Equity Allocation Portfolio/ Dimensional Fund Advisors LP 2	0.30%	-13.68%	6.13%	—
Fixed Income	DFA VA Global Bond Portfolio/ Dimensional Fund Advisors LP	0.21%	-6.33%	-0.06%	0.76%
Asset Allocation	DFA VA Global Moderate Allocation Portfolio/ Dimensional Fund Advisors LP 2	0.28%	-10.96%	4.47%	—
Equity	DFA VA International Small Portfolio/ Dimensional Fund Advisors LP	0.40%	-17.64%	0.52%	6.02%
Equity	DFA VA International Value Portfolio/ Dimensional Fund Advisors LP	0.28%	-3.46%	1.48%	4.49%
Fixed Income	DFA VA Short-Term Fixed Portfolio/ Dimensional Fund Advisors LP	0.12%	-1.16%	0.70%	0.58%
Equity	DFA VA US Large Value Portfolio/ Dimensional Fund Advisors LP	0.21%	-4.88%	5.67%	10.71%
Equity	DFA VA US Targeted Value Portfolio/ Dimensional Fund Advisors LP	0.29%	-4.21%	7.48%	11.05%
Asset Allocation	Franklin Income VIP Fund—Class 1	0.46%	-5.24%	4.56%	5.78%
Equity	Franklin Mutual Shares VIP Fund —Class 1	0.69%	-7.15%	3.42%	7.00%
Equity	Franklin Small-Mid Cap Growth VIP Fund—Class 1 2	0.84%	-33.52%	7.34%	10.18%
Equity	Janus Henderson Forty Portfolio-Institutional Shares	0.55%	-33.55%	9.75%	13.00%
Equity	Janus Henderson Overseas Portfolio-Institutional Shares	0.89%	-8.60%	5.46%	3.97%
Equity	Janus Henderson Mid Cap Value Portfolio-Institutional Shares	0.67%	-5.56%	4.75%	8.52%
Equity	John Hancock Emerging Markets Value Trust 2	1.05%	-11.63%	-0.44%	1.29%
Fixed Income	LVIP Delaware Diversified Income—Standard Class/ Lincoln Investment Advisors Corporation 2	0.54%	-13.86%	0.41%	1.35%
Equity	Matson Money International Equity VI Portfolio	1.15%	-11.22%	-0.77%	—
Fixed Income	Matson Money Fixed Income VI Portfolio	0.85%	-7.60%	-0.69%	—

Type	Portfolio Name and Adviser/Subadviser 1	Current Expenses	Average Annual Total Returns (12/31/22)
			1 year	5 years	10 Years
Equity	Matson Money U.S. Equity VI Portfolio	0.98%	-10.31%	5.48%	—
Equity	MFS Global Equity Series—Initial Class/ Massachusetts Financial Services Company 2	0.92%	-17.73%	5.18%	8.42%
Equity	MFS Growth Series—Initial Class/ Massachusetts Financial Services Company 2	0.74%	-31.63%	9.57%	13.05%
Equity	MFS Massachusetts Investors Growth Stock Portfolio—Initial Class/ Massachusetts Financial Services Company 2	0.73%	-19.26%	11.95%	13.28%
Specialty	MFS Utilities Series—Initial Class/ Massachusetts Financial Services Company 2	0.78%	0.76%	9.00%	8.63%
Equity	Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class	1.03%	-9.75%	2.91%	8.39%
Equity	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio—I Class	0.93%	-18.45%	7.40%	10.89%
Equity	PIMCO VIT All Asset Portfolio—Institutional Class/ Pacific Investment Management Company LLC 2	1.385%	-11.66%	3.37%	3.41%
Specialty	PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class/ Pacific Investment Management Company LLC 2	1.14%	8.79%	7.18%	-1.42%
Fixed Income	PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class/ Pacific Investment Management Company LLC	0.89%	-15.58%	-0.70%	1.12%
Fixed Income	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class/ Pacific Investment Management Company LLC	0.81%	-10.87%	-0.77%	-0.16%
Fixed Income	PIMCO VIT Real Return Portfolio—Institutional Class/ Pacific Investment Management Company LLC	0.62%	-11.77%	2.11%	1.05%
Specialty	PSF Natural Resources Portfolio—Class II/ PGIM Investments LLC 2	0.89%	21.54%	8.85%	1.74%
Equity	PSF PGIM Jennison Focused Blend Portfolio—Class II/ PGIM Investments LLC	1.26%	-26.04%	6.32%	10.06%
Equity	PSF PGIM Jennison Value Portfolio—Class II/ PGIM Investments LLC	0.82%	-8.25%	6.31%	8.84%
Equity	PVC Equity Income Account—Class 1/ Principal Global Investors	0.48%	-10.50%	7.42%	10.70%
Equity	PVC MidCap Account—Class 1/ Principal Global Investors	0.54%	-22.98%	8.88%	12.54%
Equity	Royce Capital Fund Micro-Cap Portfolio—Investment Class 2	1.08%	-22.43%	6.30%	5.73%
Equity	Royce Capital Fund Small-Cap Portfolio—Investment Class 2	1.08%	-9.20%	3.39%	6.33%
Equity	Templeton Developing Markets VIP Fund—Class 1 2	1.12%	-21.70%	-1.40%	1.28%
Asset Allocation	TIAA-CREF Life Balanced Fund/ Teachers Advisors, LLC 2	0.51%	-16.59%	3.26%	—
Fixed Income	TIAA-CREF Life Core Bond Fund/ Teachers Advisors, LLC 2	0.35%	-13.21%	0.13%	1.37%
Equity	TIAA-CREF Life Growth Equity Fund/ Teachers Advisors, LLC 2	0.52%	-32.92%	7.91%	12.78%
Equity	TIAA-CREF Life Growth & Income Fund/ Teachers Advisors, LLC 2	0.52%	-22.24%	7.18%	11.37%
Equity	TIAA-CREF Life International Equity Fund/ Teachers Advisors, LLC 2	0.60%	-16.70%	0.03%	4.30%
Equity	TIAA-CREF Life Large-Cap Value Fund/ Teachers Advisors, LLC 2	0.52%	-7.10%	6.25%	9.65%
Money Market	TIAA-CREF Life Money Market Fund/ Teachers Advisors, LLC 2	0.15%	1.46%	1.13%	0.67%
Specialty	TIAA-CREF Life Real Estate Securities Fund/ Teachers Advisors, LLC 2	0.57%	-28.62%	4.87%	7.30%
Equity	TIAA-CREF Life Small-Cap Equity Fund/ Teachers Advisors, LLC 2	0.53%	-15.63%	5.26%	10.26%
Equity	TIAA-CREF Life Social Choice Equity Fund/ Teachers Advisors, LLC 2	0.22%	-17.83%	9.19%	11.91%

Type	Portfolio Name and Adviser/Subadviser 1	Current Expenses	Average Annual Total Returns (12/31/22)
			1 year	5 years	10 Years
Equity	TIAA-CREF Life Stock Index Fund / Teachers Advisors, LLC	0.09%	-19.18%	8.72%	12.06%
Specialty	T. Rowe Price ® Health Sciences Portfolio I 2	0.94%	-12.47%	10.84%	15.64%
Fixed Income	T. Rowe Price ® Limited-Term Bond Portfolio 2	0.50%	-4.52%	1.11%	0.91%
Asset Allocation	Vanguard VIF Balanced Portfolio/ Wellington Management Company LLP	0.21%	-14.30%	5.96%	8.41%
Equity	Vanguard VIF Capital Growth Portfolio/ PRIMECAP Management Company	0.34%	-15.48%	8.60%	13.75%
Equity	Vanguard VIF Conservative Allocation Portfolio	0.13%	-14.90%	2.52%	4.52%
Asset Allocation	Vanguard VIF Equity Index Portfolio	0.14%	-18.23%	9.27%	12.40%
Fixed Income	Vanguard VIF Global Bond Index Portfolio	0.13%	-13.13%	-0.12%	—
Fixed Income	Vanguard VIF High-Yield Bond Portfolio/ Wellington Management Co. LLP	0.25%	-9.23%	2.27%	3.64%
Equity	Vanguard VIF International Portfolio/ Baillie Gifford Overseas Ltd. and Schroder Investment Management North America Inc.	0.41%	-30.12%	4.45%	7.58%
Equity	Vanguard VIF Mid-Cap Index Portfolio	0.17%	-18.82%	7.18%	10.95%
Asset Allocation	Vanguard VIF Moderate Allocation Portfolio	0.12%	-15.93%	3.65%	6.14%
Specialty	Vanguard VIF Real Estate Index Portfolio	0.26%	-26.30%	3.69%	6.36%
Equity	Vanguard VIF Small Company Growth Portfolio/ ArrowMark Colorado Holdings, LLC , and The Vanguard Group, Inc.	0.29%	-25.35%	4.53%	10.06%
Fixed Income	Vanguard VIF Total Bond Market Index Portfolio	0.14%	-13.21%	-0.10%	0.92%
Equity	Vanguard VIF Total International Stock Market Index Portfolio	0.11%	-16.01%	1.01%	—
Equity	Vanguard VIF Total Stock Market Index Portfolio	0.13%	-19.59%	8.55%	11.92%
Specialty	VY ® CBRE Global Real Estate Portfolio—Class 1/ Voya Investments LLC 2	0.87%	-24.95%	1.85%	3.65%
Equity	Wanger International	1.20%	-33.84%	14.08%	3.97%
Equity	Wanger Acorn 3	0.95%	-33.46%	3.06%	10.62%
Fixed Income	Western Asset Variable Global High Yield Bond Portfolio—Class I/ Legg Mason Partners Fund Advisor, LLC	0.79%	-13.72%	0.61%	2.51%

1	If the name of the adviser or sub-adviser is not listed, it is because the name is incorporated into the name of the Portfolio or the Portfolio’s company.
2	The Fund’s annual expenses reflect a temporary fee reduction. Please refer to the Fund Prospectus for additional information.
3	Effective April 21, 2023 Wanger Select merged into Wanger Acorn.

Prospectuses Available [Text Block]	The following is a list of the Portfolios available under the Contract. Each of the Portfolios listed is available to you as an investment option without a restriction, unless indicated otherwise below. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at https://vpx.broadridge.com/GetContract1.asp?cid=tiaavpx&fid=88630X845. You can also request this information at no cost by calling 800
842-2252.

Portfolio Companies [Table Text Block]
The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Type	Portfolio Name and Adviser/Subadviser 1	Current Expenses	Average Annual Total Returns (12/31/22)
			1 year	5 years	10 Years
Asset Allocation	Calamos Growth and Income Portfolio	1.33%	-19.07%	7.63%	8.35%
Specialty	Credit Suisse Trust Commodity Return Strategy Portfolio—Class 1	1.05%	16.03%	6.62%	-1.34%
Equity	ClearBridge Variable Aggressive Growth Portfolio —Class I/ Legg Mason Partners Fund Advisor, LLC	0.82%	-26.42%	1.89%	8.49%
Equity	ClearBridge Variable Small Cap Growth Portfolio —Class I/ Legg Mason Partners Fund Advisor, LLC	0.80%	-28.85%	8.54%	11.23%
Equity	Delaware VIP International Series-Standard Class 2	0.86%	-17.34%	0.76%	4.12%
Equity	Delaware VIP Small Cap Value Series—Standard Class	0.78%	-12.09%	-4.35%	9.21%
Asset Allocation	DFA VA Equity Allocation Portfolio/ Dimensional Fund Advisors LP 2	0.30%	-13.68%	6.13%	—
Fixed Income	DFA VA Global Bond Portfolio/ Dimensional Fund Advisors LP	0.21%	-6.33%	-0.06%	0.76%
Asset Allocation	DFA VA Global Moderate Allocation Portfolio/ Dimensional Fund Advisors LP 2	0.28%	-10.96%	4.47%	—
Equity	DFA VA International Small Portfolio/ Dimensional Fund Advisors LP	0.40%	-17.64%	0.52%	6.02%
Equity	DFA VA International Value Portfolio/ Dimensional Fund Advisors LP	0.28%	-3.46%	1.48%	4.49%
Fixed Income	DFA VA Short-Term Fixed Portfolio/ Dimensional Fund Advisors LP	0.12%	-1.16%	0.70%	0.58%
Equity	DFA VA US Large Value Portfolio/ Dimensional Fund Advisors LP	0.21%	-4.88%	5.67%	10.71%
Equity	DFA VA US Targeted Value Portfolio/ Dimensional Fund Advisors LP	0.29%	-4.21%	7.48%	11.05%
Asset Allocation	Franklin Income VIP Fund—Class 1	0.46%	-5.24%	4.56%	5.78%
Equity	Franklin Mutual Shares VIP Fund —Class 1	0.69%	-7.15%	3.42%	7.00%
Equity	Franklin Small-Mid Cap Growth VIP Fund—Class 1 2	0.84%	-33.52%	7.34%	10.18%
Equity	Janus Henderson Forty Portfolio-Institutional Shares	0.55%	-33.55%	9.75%	13.00%
Equity	Janus Henderson Overseas Portfolio-Institutional Shares	0.89%	-8.60%	5.46%	3.97%
Equity	Janus Henderson Mid Cap Value Portfolio-Institutional Shares	0.67%	-5.56%	4.75%	8.52%
Equity	John Hancock Emerging Markets Value Trust 2	1.05%	-11.63%	-0.44%	1.29%
Fixed Income	LVIP Delaware Diversified Income—Standard Class/ Lincoln Investment Advisors Corporation 2	0.54%	-13.86%	0.41%	1.35%
Equity	Matson Money International Equity VI Portfolio	1.15%	-11.22%	-0.77%	—
Fixed Income	Matson Money Fixed Income VI Portfolio	0.85%	-7.60%	-0.69%	—

Type	Portfolio Name and Adviser/Subadviser 1	Current Expenses	Average Annual Total Returns (12/31/22)
			1 year	5 years	10 Years
Equity	Matson Money U.S. Equity VI Portfolio	0.98%	-10.31%	5.48%	—
Equity	MFS Global Equity Series—Initial Class/ Massachusetts Financial Services Company 2	0.92%	-17.73%	5.18%	8.42%
Equity	MFS Growth Series—Initial Class/ Massachusetts Financial Services Company 2	0.74%	-31.63%	9.57%	13.05%
Equity	MFS Massachusetts Investors Growth Stock Portfolio—Initial Class/ Massachusetts Financial Services Company 2	0.73%	-19.26%	11.95%	13.28%
Specialty	MFS Utilities Series—Initial Class/ Massachusetts Financial Services Company 2	0.78%	0.76%	9.00%	8.63%
Equity	Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class	1.03%	-9.75%	2.91%	8.39%
Equity	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio—I Class	0.93%	-18.45%	7.40%	10.89%
Equity	PIMCO VIT All Asset Portfolio—Institutional Class/ Pacific Investment Management Company LLC 2	1.385%	-11.66%	3.37%	3.41%
Specialty	PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class/ Pacific Investment Management Company LLC 2	1.14%	8.79%	7.18%	-1.42%
Fixed Income	PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class/ Pacific Investment Management Company LLC	0.89%	-15.58%	-0.70%	1.12%
Fixed Income	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class/ Pacific Investment Management Company LLC	0.81%	-10.87%	-0.77%	-0.16%
Fixed Income	PIMCO VIT Real Return Portfolio—Institutional Class/ Pacific Investment Management Company LLC	0.62%	-11.77%	2.11%	1.05%
Specialty	PSF Natural Resources Portfolio—Class II/ PGIM Investments LLC 2	0.89%	21.54%	8.85%	1.74%
Equity	PSF PGIM Jennison Focused Blend Portfolio—Class II/ PGIM Investments LLC	1.26%	-26.04%	6.32%	10.06%
Equity	PSF PGIM Jennison Value Portfolio—Class II/ PGIM Investments LLC	0.82%	-8.25%	6.31%	8.84%
Equity	PVC Equity Income Account—Class 1/ Principal Global Investors	0.48%	-10.50%	7.42%	10.70%
Equity	PVC MidCap Account—Class 1/ Principal Global Investors	0.54%	-22.98%	8.88%	12.54%
Equity	Royce Capital Fund Micro-Cap Portfolio—Investment Class 2	1.08%	-22.43%	6.30%	5.73%
Equity	Royce Capital Fund Small-Cap Portfolio—Investment Class 2	1.08%	-9.20%	3.39%	6.33%
Equity	Templeton Developing Markets VIP Fund—Class 1 2	1.12%	-21.70%	-1.40%	1.28%
Asset Allocation	TIAA-CREF Life Balanced Fund/ Teachers Advisors, LLC 2	0.51%	-16.59%	3.26%	—
Fixed Income	TIAA-CREF Life Core Bond Fund/ Teachers Advisors, LLC 2	0.35%	-13.21%	0.13%	1.37%
Equity	TIAA-CREF Life Growth Equity Fund/ Teachers Advisors, LLC 2	0.52%	-32.92%	7.91%	12.78%
Equity	TIAA-CREF Life Growth & Income Fund/ Teachers Advisors, LLC 2	0.52%	-22.24%	7.18%	11.37%
Equity	TIAA-CREF Life International Equity Fund/ Teachers Advisors, LLC 2	0.60%	-16.70%	0.03%	4.30%
Equity	TIAA-CREF Life Large-Cap Value Fund/ Teachers Advisors, LLC 2	0.52%	-7.10%	6.25%	9.65%
Money Market	TIAA-CREF Life Money Market Fund/ Teachers Advisors, LLC 2	0.15%	1.46%	1.13%	0.67%
Specialty	TIAA-CREF Life Real Estate Securities Fund/ Teachers Advisors, LLC 2	0.57%	-28.62%	4.87%	7.30%
Equity	TIAA-CREF Life Small-Cap Equity Fund/ Teachers Advisors, LLC 2	0.53%	-15.63%	5.26%	10.26%
Equity	TIAA-CREF Life Social Choice Equity Fund/ Teachers Advisors, LLC 2	0.22%	-17.83%	9.19%	11.91%

Type	Portfolio Name and Adviser/Subadviser 1	Current Expenses	Average Annual Total Returns (12/31/22)
			1 year	5 years	10 Years
Equity	TIAA-CREF Life Stock Index Fund / Teachers Advisors, LLC	0.09%	-19.18%	8.72%	12.06%
Specialty	T. Rowe Price ® Health Sciences Portfolio I 2	0.94%	-12.47%	10.84%	15.64%
Fixed Income	T. Rowe Price ® Limited-Term Bond Portfolio 2	0.50%	-4.52%	1.11%	0.91%
Asset Allocation	Vanguard VIF Balanced Portfolio/ Wellington Management Company LLP	0.21%	-14.30%	5.96%	8.41%
Equity	Vanguard VIF Capital Growth Portfolio/ PRIMECAP Management Company	0.34%	-15.48%	8.60%	13.75%
Equity	Vanguard VIF Conservative Allocation Portfolio	0.13%	-14.90%	2.52%	4.52%
Asset Allocation	Vanguard VIF Equity Index Portfolio	0.14%	-18.23%	9.27%	12.40%
Fixed Income	Vanguard VIF Global Bond Index Portfolio	0.13%	-13.13%	-0.12%	—
Fixed Income	Vanguard VIF High-Yield Bond Portfolio/ Wellington Management Co. LLP	0.25%	-9.23%	2.27%	3.64%
Equity	Vanguard VIF International Portfolio/ Baillie Gifford Overseas Ltd. and Schroder Investment Management North America Inc.	0.41%	-30.12%	4.45%	7.58%
Equity	Vanguard VIF Mid-Cap Index Portfolio	0.17%	-18.82%	7.18%	10.95%
Asset Allocation	Vanguard VIF Moderate Allocation Portfolio	0.12%	-15.93%	3.65%	6.14%
Specialty	Vanguard VIF Real Estate Index Portfolio	0.26%	-26.30%	3.69%	6.36%
Equity	Vanguard VIF Small Company Growth Portfolio/ ArrowMark Colorado Holdings, LLC , and The Vanguard Group, Inc.	0.29%	-25.35%	4.53%	10.06%
Fixed Income	Vanguard VIF Total Bond Market Index Portfolio	0.14%	-13.21%	-0.10%	0.92%
Equity	Vanguard VIF Total International Stock Market Index Portfolio	0.11%	-16.01%	1.01%	—
Equity	Vanguard VIF Total Stock Market Index Portfolio	0.13%	-19.59%	8.55%	11.92%
Specialty	VY ® CBRE Global Real Estate Portfolio—Class 1/ Voya Investments LLC 2	0.87%	-24.95%	1.85%	3.65%
Equity	Wanger International	1.20%	-33.84%	14.08%	3.97%
Equity	Wanger Acorn 3	0.95%	-33.46%	3.06%	10.62%
Fixed Income	Western Asset Variable Global High Yield Bond Portfolio—Class I/ Legg Mason Partners Fund Advisor, LLC	0.79%	-13.72%	0.61%	2.51%

1	If the name of the adviser or sub-adviser is not listed, it is because the name is incorporated into the name of the Portfolio or the Portfolio’s company.
2	The Fund’s annual expenses reflect a temporary fee reduction. Please refer to the Fund Prospectus for additional information.
3	Effective April 21, 2023 Wanger Select merged into Wanger Acorn.

Risk of Loss [Member]
Prospectus:
Risk [Text Block]	• You can lose money by investing in your Contract, including loss of principal.
Principal Risk [Text Block]
Risk of Loss.
The Contract is subject to market risk (the risk that your investments may decline in value or underperform your expectations). As a result, you can lose money by investing in the Contract, including loss of principal. An investment in the Contract is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]
•
 The Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

•
  The benefits of a tax deferred product, adding premiums over time to the value your Contract and long-term income means the Contract is generally more beneficial to investors with a long-term horizon.

•
 If you make a withdrawal, it will reduce the value of your Contract and the amount of money you will receive when you annuitize.

Principal Risk [Text Block]
Not a Short-Term Investment.
This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Contract is intended for retirement savings or other long-term investment purposes. The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon. It is not suitable as a short-term savings vehicle. This means if you plan to withdraw money or surrender the contract for short-term needs, it may not be the right contract for you. If you make early withdrawals, you may be subject to pay ordinary income tax, including a a premature distribution tax if you are under age 59
1
⁄
2
.

Investment Options Risk [Member]
Prospectus:
Risk [Text Block]
•
 An investment in the Contract is subject to the risk of poor investment performance. Performance can vary depending on the performance of the investment options that you choose under the Contract (e.g., Underlying Portfolios).

•
 Each investment option has its own unique risks.

•
 You should review the investment options before making an investment decision.

Principal Risk [Text Block]
Investment Risk.
As with all variable annuities, an investment in the Contract is subject to the risk of poor investment performance of the underlying Portfolios. Performance can vary depending on the performance of the underlying Portfolios you selected available under the Contract. You bear the risk of any decline in the account balance of your Contract resulting from the performance of the underlying Portfolios you have chosen. Your account value could decline significantly, and there is a risk of loss of the entire amount invested. You should review these investment options before making an investment decision.
Each investment option will have its own unique risks. We do not provide any investment advice and do not recommend or endorse any particular underlying Portfolio. We do not guarantee the investment performance of the separate account or the underlying Portfolios, and you bear the entire investment risk. Information regarding the underlying Portfolios available under your Contract is provided below in this prospectus under “Appendix A—Portfolios Available Under The Contract”.

Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]
•
 An investment in the Contract is subject to risks related to TIAA Life, and any obligations, guarantees or benefits of the Contract are subject to TIAA Life’s claims-paying ability. More information about TIAA Life, including its financial strength ratings, is available upon request by visiting our website at: tiaa.org/public/.

Risks Associated with TIAA Life [Member]
Prospectus:
Principal Risk [Text Block]
Risks Associated with TIAA Life.
An investment in the Contract is subject to risks related to TIAA Life and any obligations, guarantees or benefits of the Contract are subject to TIAA Life’s financial strength and claims-paying ability. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold amounts required under state law to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product. Information about TIAA Life, including its financial strength ratings is available by visiting our website at tiaa.org/public/.

Possible Adverse Tax Consequences [Member]
Prospectus:
Principal Risk [Text Block]
Possible Adverse Tax Consequences.
Tax considerations associated with the Contract can vary and can be complicated. Adverse tax consequences may result if contributions, distributions, and other transactions with respect to the contract are not made or effected in compliance with the law. We cannot provide detailed information on all tax aspects of the Contract. Moreover, the tax aspects that apply to a particular person’s Contract may vary depending on the facts applicable to that person and state of residence. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your Contract or taking other action related to your Contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Contract.

Risks Related to Cybersecurity and Certain Business Continuity Risks [Member]
Prospectus:
Principal Risk [Text Block]
Risks Related to Cybersecurity and Certain Business Continuity Risks.
Our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners. Consequently, our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, any third party administrator, the underlying Portfolios, intermediaries and other affiliated or third party service provides may adversely affect us and the value of your accumulation units. For instance, cyber-attacks may: interfere with our processing of contract transactions, including the processing orders from our website or with the underlying Portfolios; affect our ability to calculate AUVs; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the underlying Portfolios invest, which may cause the Portfolios underlying your accumulation units to lose value. There can be no assurance that we or the underlying Portfolios or our service providers will avoid losses affecting your accumulation units that result from cyber-attacks or information security breaches in the future.
We are exposed to risks related to natural and
man-made
disasters, such as storms, fires, earthquakes, public health crises and terrorist acts, which could adversely affect our ability to administer the Contract. In the event that a natural or man-made
disaster occurs, a significant number of our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair our ability to operate effectively and impair our ability to process contract transactions or to calculate contract values. We outsource certain critical business functions to third parties and, in the event of a natural or man-made
disaster, rely upon the successful implementation and execution of the business continuity planning of such entities. While we monitor the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond our control. If one or more of the third parties to whom we outsource such critical business functions experience operational failures, our ability to administer the Contract could be impaired.

COVID19 Risk [Member]
Prospectus:
Principal Risk [Text Block]
COVID-19
Risk.
The
COVID-19
pandemic has resulted in operational disruptions, as well as market volatility and general economic uncertainty. To address operational disruptions in connection with the
COVID-19
pandemic, we have implemented business continuity plans so we can continue to provide services to our customers, even as many of our employees and the employees of our service providers continue to work remotely. While these efforts have been successful to date, we continue to be subject to risks that could negatively impact our operations, including system failure, mail delivery delays, unavailability of critical personnel due to illness or other reasons related to the pandemic, and disruptions to service providers.
Significant market volatility and negative market returns have occurred during the
COVID-19
pandemic. While we are confident in our ability to manage the financial risks related to the
COVID-19
pandemic, the extent and duration of such risks cannot be predicted with certainty, and prolonged negative economic conditions could have a negative impact on our financial condition. It is possible these risks could impact our financial strength and claims-paying ability.

C000017621 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Calamos Growth and Income Portfolio	[4]
Current Expenses [Percent]	1.33%
Average Annual Total Returns, 1 Year [Percent]	(19.07%)
Average Annual Total Returns, 5 Years [Percent]	7.63%
Average Annual Total Returns, 10 Years [Percent]	8.35%
C000031307 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Credit Suisse Trust Commodity Return Strategy Portfolio—Class 1	[4]
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	16.03%
Average Annual Total Returns, 5 Years [Percent]	6.62%
Average Annual Total Returns, 10 Years [Percent]	(1.34%)
C000047115 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ClearBridge Variable Aggressive Growth Portfolio —Class I	[4]
Portfolio Company Subadviser [Text Block]	Legg Mason Partners Fund Advisor, LLC	[4]
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(26.42%)
Average Annual Total Returns, 5 Years [Percent]	1.89%
Average Annual Total Returns, 10 Years [Percent]	8.49%
C000047262 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ClearBridge Variable Small Cap Growth Portfolio —Class I	[4]
Portfolio Company Subadviser [Text Block]	Legg Mason Partners Fund Advisor, LLC	[4]
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(28.85%)
Average Annual Total Returns, 5 Years [Percent]	8.54%
Average Annual Total Returns, 10 Years [Percent]	11.23%
C000213001 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Delaware VIP International Series-Standard Class	[4],[5]
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(17.34%)
Average Annual Total Returns, 5 Years [Percent]	0.76%
Average Annual Total Returns, 10 Years [Percent]	4.12%
C000006665 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Delaware VIP Small Cap Value Series—Standard Class	[4]
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(12.09%)
Average Annual Total Returns, 5 Years [Percent]	(4.35%)
Average Annual Total Returns, 10 Years [Percent]	9.21%
C000183437 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	DFA VA Equity Allocation Portfolio	[4],[5]
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors LP	[4],[5]
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	(13.68%)
Average Annual Total Returns, 5 Years [Percent]	6.13%
Average Annual Total Returns, 10 Years [Percent]
C000002713 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	DFA VA Global Bond Portfolio	[4]
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors LP	[4]
Current Expenses [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	(6.33%)
Average Annual Total Returns, 5 Years [Percent]	(0.06%)
Average Annual Total Returns, 10 Years [Percent]	0.76%
C000125332 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	DFA VA Global Moderate Allocation Portfolio	[4],[5]
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors LP	[4],[5]
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	(10.96%)
Average Annual Total Returns, 5 Years [Percent]	4.47%
Average Annual Total Returns, 10 Years [Percent]
C000002702 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	DFA VA International Small Portfolio	[4]
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors LP	[4]
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	(17.64%)
Average Annual Total Returns, 5 Years [Percent]	0.52%
Average Annual Total Returns, 10 Years [Percent]	6.02%
C000002703 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	DFA VA International Value Portfolio	[4]
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors LP	[4]
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	(3.46%)
Average Annual Total Returns, 5 Years [Percent]	1.48%
Average Annual Total Returns, 10 Years [Percent]	4.49%
C000002705 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	DFA VA Short-Term Fixed Portfolio	[4]
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors LP	[4]
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	(1.16%)
Average Annual Total Returns, 5 Years [Percent]	0.70%
Average Annual Total Returns, 10 Years [Percent]	0.58%
C000002712 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	DFA VA US Large Value Portfolio	[4]
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors LP	[4]
Current Expenses [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	(4.88%)
Average Annual Total Returns, 5 Years [Percent]	5.67%
Average Annual Total Returns, 10 Years [Percent]	10.71%
C000002704 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	DFA VA US Targeted Value Portfolio	[4]
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors LP	[4]
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	(4.21%)
Average Annual Total Returns, 5 Years [Percent]	7.48%
Average Annual Total Returns, 10 Years [Percent]	11.05%
C000020129 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Franklin Income VIP Fund—Class 1	[4]
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	(5.24%)
Average Annual Total Returns, 5 Years [Percent]	4.56%
Average Annual Total Returns, 10 Years [Percent]	5.78%
C000020108 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Franklin Mutual Shares VIP Fund —Class 1	[4]
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	(7.15%)
Average Annual Total Returns, 5 Years [Percent]	3.42%
Average Annual Total Returns, 10 Years [Percent]	7.00%
C000020096 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Franklin Small-Mid Cap Growth VIP Fund—Class 1	[4],[5]
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(33.52%)
Average Annual Total Returns, 5 Years [Percent]	7.34%
Average Annual Total Returns, 10 Years [Percent]	10.18%
C000028737 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Henderson Forty Portfolio-Institutional Shares	[4]
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(33.55%)
Average Annual Total Returns, 5 Years [Percent]	9.75%
Average Annual Total Returns, 10 Years [Percent]	13.00%
C000028747 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Henderson Overseas Portfolio-Institutional Shares	[4]
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(8.60%)
Average Annual Total Returns, 5 Years [Percent]	5.46%
Average Annual Total Returns, 10 Years [Percent]	3.97%
C000028723 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Henderson Mid Cap Value Portfolio-Institutional Shares	[4]
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	(5.56%)
Average Annual Total Returns, 5 Years [Percent]	4.75%
Average Annual Total Returns, 10 Years [Percent]	8.52%
C000047761 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	John Hancock Emerging Markets Value Trust	[4],[5]
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(11.63%)
Average Annual Total Returns, 5 Years [Percent]	(0.44%)
Average Annual Total Returns, 10 Years [Percent]	1.29%
C000223152 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	LVIP Delaware Diversified Income—Standard Class	[4],[5]
Portfolio Company Subadviser [Text Block]	Lincoln Investment Advisors Corporation	[4],[5]
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	(13.86%)
Average Annual Total Returns, 5 Years [Percent]	0.41%
Average Annual Total Returns, 10 Years [Percent]	1.35%
C000133411 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Matson Money International Equity VI Portfolio	[4]
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(11.22%)
Average Annual Total Returns, 5 Years [Percent]	(0.77%)
Average Annual Total Returns, 10 Years [Percent]
C000133412 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Matson Money Fixed Income VI Portfolio	[4]
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(7.60%)
Average Annual Total Returns, 5 Years [Percent]	(0.69%)
Average Annual Total Returns, 10 Years [Percent]
C000133410 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Matson Money U.S. Equity VI Portfolio	[4]
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(10.31%)
Average Annual Total Returns, 5 Years [Percent]	5.48%
Average Annual Total Returns, 10 Years [Percent]
C000007318 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS Global Equity Series—Initial Class	[4],[5]
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company	[4],[5]
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(17.73%)
Average Annual Total Returns, 5 Years [Percent]	5.18%
Average Annual Total Returns, 10 Years [Percent]	8.42%
C000007316 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS Growth Series—Initial Class	[4],[5]
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company	[4],[5]
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	(31.63%)
Average Annual Total Returns, 5 Years [Percent]	9.57%
Average Annual Total Returns, 10 Years [Percent]	13.05%
C000007322 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS Massachusetts Investors Growth Stock Portfolio—Initial Class	[4],[5]
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company	[4],[5]
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(19.26%)
Average Annual Total Returns, 5 Years [Percent]	11.95%
Average Annual Total Returns, 10 Years [Percent]	13.28%
C000007312 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	MFS Utilities Series—Initial Class	[4],[5]
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company	[4],[5]
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	0.76%
Average Annual Total Returns, 5 Years [Percent]	9.00%
Average Annual Total Returns, 10 Years [Percent]	8.63%
C000022326 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class	[4]
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(9.75%)
Average Annual Total Returns, 5 Years [Percent]	2.91%
Average Annual Total Returns, 10 Years [Percent]	8.39%
C000022328 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio—I Class	[4]
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(18.45%)
Average Annual Total Returns, 5 Years [Percent]	7.40%
Average Annual Total Returns, 10 Years [Percent]	10.89%
C000030992 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	PIMCO VIT All Asset Portfolio—Institutional Class	[4],[5]
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC	[4],[5]
Current Expenses [Percent]	1.385%
Average Annual Total Returns, 1 Year [Percent]	(11.66%)
Average Annual Total Returns, 5 Years [Percent]	3.37%
Average Annual Total Returns, 10 Years [Percent]	3.41%
C000030994 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class	[4],[5]
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC	[4],[5]
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	8.79%
Average Annual Total Returns, 5 Years [Percent]	7.18%
Average Annual Total Returns, 10 Years [Percent]	(1.42%)
C000030995 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class	[4]
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC	[4]
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(15.58%)
Average Annual Total Returns, 5 Years [Percent]	(0.70%)
Average Annual Total Returns, 10 Years [Percent]	1.12%
C000030996 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class	[4]
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC	[4]
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(10.87%)
Average Annual Total Returns, 5 Years [Percent]	(0.77%)
Average Annual Total Returns, 10 Years [Percent]	(0.16%)
C000026483 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO VIT Real Return Portfolio—Institutional Class	[4]
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC	[4]
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	(11.77%)
Average Annual Total Returns, 5 Years [Percent]	2.11%
Average Annual Total Returns, 10 Years [Percent]	1.05%
C000033337 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	PSF Natural Resources Portfolio—Class II	[4],[5]
Portfolio Company Subadviser [Text Block]	PGIM Investments LLC	[4],[5]
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	21.54%
Average Annual Total Returns, 5 Years [Percent]	8.85%
Average Annual Total Returns, 10 Years [Percent]	1.74%
C000013887 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	PSF PGIM Jennison Focused Blend Portfolio—Class II	[4]
Portfolio Company Subadviser [Text Block]	PGIM Investments LLC	[4]
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	(26.04%)
Average Annual Total Returns, 5 Years [Percent]	6.32%
Average Annual Total Returns, 10 Years [Percent]	10.06%
C000013892 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	PSF PGIM Jennison Value Portfolio—Class II	[4]
Portfolio Company Subadviser [Text Block]	PGIM Investments LLC	[4]
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(8.25%)
Average Annual Total Returns, 5 Years [Percent]	6.31%
Average Annual Total Returns, 10 Years [Percent]	8.84%
C000038528 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	PVC Equity Income Account—Class 1	[4]
Portfolio Company Subadviser [Text Block]	Principal Global Investors	[4]
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	(10.50%)
Average Annual Total Returns, 5 Years [Percent]	7.42%
Average Annual Total Returns, 10 Years [Percent]	10.70%
C000020910 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	PVC MidCap Account—Class 1	[4]
Portfolio Company Subadviser [Text Block]	Principal Global Investors	[4]
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	(22.98%)
Average Annual Total Returns, 5 Years [Percent]	8.88%
Average Annual Total Returns, 10 Years [Percent]	12.54%
C000025976 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Royce Capital Fund Micro-Cap Portfolio—Investment Class	[4],[5]
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(22.43%)
Average Annual Total Returns, 5 Years [Percent]	6.30%
Average Annual Total Returns, 10 Years [Percent]	5.73%
C000025977 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Royce Capital Fund Small-Cap Portfolio—Investment Class	[4],[5]
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(9.20%)
Average Annual Total Returns, 5 Years [Percent]	3.39%
Average Annual Total Returns, 10 Years [Percent]	6.33%
C000020110 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Templeton Developing Markets VIP Fund—Class 1	[4],[5]
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(21.70%)
Average Annual Total Returns, 5 Years [Percent]	(1.40%)
Average Annual Total Returns, 10 Years [Percent]	1.28%
C000135632 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	TIAA-CREF Life Balanced Fund	[4],[5]
Portfolio Company Subadviser [Text Block]	Teachers Advisors, LLC	[4],[5]
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	(16.59%)
Average Annual Total Returns, 5 Years [Percent]	3.26%
Average Annual Total Returns, 10 Years [Percent]
C000013884 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	TIAA-CREF Life Core Bond Fund	[4],[5]
Portfolio Company Subadviser [Text Block]	Teachers Advisors, LLC	[4],[5]
Current Expenses [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	(13.21%)
Average Annual Total Returns, 5 Years [Percent]	0.13%
Average Annual Total Returns, 10 Years [Percent]	1.37%
C000013875 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	TIAA-CREF Life Growth Equity Fund	[4],[5]
Portfolio Company Subadviser [Text Block]	Teachers Advisors, LLC	[4],[5]
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	(32.92%)
Average Annual Total Returns, 5 Years [Percent]	7.91%
Average Annual Total Returns, 10 Years [Percent]	12.78%
C000013877 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	TIAA-CREF Life Growth & Income Fund	[4],[5]
Portfolio Company Subadviser [Text Block]	Teachers Advisors, LLC	[4],[5]
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	(22.24%)
Average Annual Total Returns, 5 Years [Percent]	7.18%
Average Annual Total Returns, 10 Years [Percent]	11.37%
C000013878 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	TIAA-CREF Life International Equity Fund	[4],[5]
Portfolio Company Subadviser [Text Block]	Teachers Advisors, LLC	[4],[5]
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(16.70%)
Average Annual Total Returns, 5 Years [Percent]	0.03%
Average Annual Total Returns, 10 Years [Percent]	4.30%
C000013879 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	TIAA-CREF Life Large-Cap Value Fund	[4],[5]
Portfolio Company Subadviser [Text Block]	Teachers Advisors, LLC	[4],[5]
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	(7.10%)
Average Annual Total Returns, 5 Years [Percent]	6.25%
Average Annual Total Returns, 10 Years [Percent]	9.65%
C000013876 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Money Market
Portfolio Company Name [Text Block]	TIAA-CREF Life Money Market Fund	[4],[5]
Portfolio Company Subadviser [Text Block]	Teachers Advisors, LLC	[4],[5]
Current Expenses [Percent]	0.15%
Average Annual Total Returns, 1 Year [Percent]	1.46%
Average Annual Total Returns, 5 Years [Percent]	1.13%
Average Annual Total Returns, 10 Years [Percent]	0.67%
C000013883 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	TIAA-CREF Life Real Estate Securities Fund	[4],[5]
Portfolio Company Subadviser [Text Block]	Teachers Advisors, LLC	[4],[5]
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	(28.62%)
Average Annual Total Returns, 5 Years [Percent]	4.87%
Average Annual Total Returns, 10 Years [Percent]	7.30%
C000013880 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	TIAA-CREF Life Small-Cap Equity Fund	[4],[5]
Portfolio Company Subadviser [Text Block]	Teachers Advisors, LLC	[4],[5]
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	(15.63%)
Average Annual Total Returns, 5 Years [Percent]	5.26%
Average Annual Total Returns, 10 Years [Percent]	10.26%
C000013882 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	TIAA-CREF Life Social Choice Equity Fund	[4],[5]
Portfolio Company Subadviser [Text Block]	Teachers Advisors, LLC	[4],[5]
Current Expenses [Percent]	0.22%
Average Annual Total Returns, 1 Year [Percent]	(17.83%)
Average Annual Total Returns, 5 Years [Percent]	9.19%
Average Annual Total Returns, 10 Years [Percent]	11.91%
C000013881 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	TIAA-CREF Life Stock Index Fund	[4]
Portfolio Company Subadviser [Text Block]	Teachers Advisors, LLC	[4]
Current Expenses [Percent]	0.09%
Average Annual Total Returns, 1 Year [Percent]	(19.18%)
Average Annual Total Returns, 5 Years [Percent]	8.72%
Average Annual Total Returns, 10 Years [Percent]	12.06%
C000005448 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	T. Rowe Price ® Health Sciences Portfolio I	[4],[5]
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(12.47%)
Average Annual Total Returns, 5 Years [Percent]	10.84%
Average Annual Total Returns, 10 Years [Percent]	15.64%
C000005520 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	T. Rowe Price ® Limited-Term Bond Portfolio	[4],[5]
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	(4.52%)
Average Annual Total Returns, 5 Years [Percent]	1.11%
Average Annual Total Returns, 10 Years [Percent]	0.91%
C000012146 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Vanguard VIF Balanced Portfolio	[4]
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP	[4]
Current Expenses [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	(14.30%)
Average Annual Total Returns, 5 Years [Percent]	5.96%
Average Annual Total Returns, 10 Years [Percent]	8.41%
C000012153 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard VIF Capital Growth Portfolio	[4]
Portfolio Company Subadviser [Text Block]	PRIMECAP Management Company	[4]
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	(15.48%)
Average Annual Total Returns, 5 Years [Percent]	8.60%
Average Annual Total Returns, 10 Years [Percent]	13.75%
C000102905 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard VIF Conservative Allocation Portfolio	[4]
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	(14.90%)
Average Annual Total Returns, 5 Years [Percent]	2.52%
Average Annual Total Returns, 10 Years [Percent]	4.52%
C000012155 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Vanguard VIF Equity Index Portfolio	[4]
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	(18.23%)
Average Annual Total Returns, 5 Years [Percent]	9.27%
Average Annual Total Returns, 10 Years [Percent]	12.40%
C000192542 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Vanguard VIF Global Bond Index Portfolio	[4]
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	(13.13%)
Average Annual Total Returns, 5 Years [Percent]	(0.12%)
Average Annual Total Returns, 10 Years [Percent]
C000012158 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Vanguard VIF High-Yield Bond Portfolio	[4]
Portfolio Company Subadviser [Text Block]	Wellington Management Co. LLP	[4]
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	(9.23%)
Average Annual Total Returns, 5 Years [Percent]	2.27%
Average Annual Total Returns, 10 Years [Percent]	3.64%
C000012159 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard VIF International Portfolio	[4]
Portfolio Company Subadviser [Text Block]	Baillie Gifford Overseas Ltd. and Schroder Investment Management North America Inc.	[4]
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	(30.12%)
Average Annual Total Returns, 5 Years [Percent]	4.45%
Average Annual Total Returns, 10 Years [Percent]	7.58%
C000012160 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard VIF Mid-Cap Index Portfolio	[4]
Current Expenses [Percent]	0.17%
Average Annual Total Returns, 1 Year [Percent]	(18.82%)
Average Annual Total Returns, 5 Years [Percent]	7.18%
Average Annual Total Returns, 10 Years [Percent]	10.95%
C000102906 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Vanguard VIF Moderate Allocation Portfolio	[4]
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	(15.93%)
Average Annual Total Returns, 5 Years [Percent]	3.65%
Average Annual Total Returns, 10 Years [Percent]	6.14%
C000012148 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Vanguard VIF Real Estate Index Portfolio	[4]
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	(26.30%)
Average Annual Total Returns, 5 Years [Percent]	3.69%
Average Annual Total Returns, 10 Years [Percent]	6.36%
C000012150 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard VIF Small Company Growth Portfolio	[4]
Portfolio Company Subadviser [Text Block]	ArrowMark Colorado Holdings, LLC , and The Vanguard Group, Inc.	[4]
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	(25.35%)
Average Annual Total Returns, 5 Years [Percent]	4.53%
Average Annual Total Returns, 10 Years [Percent]	10.06%
C000012151 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Vanguard VIF Total Bond Market Index Portfolio	[4]
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	(13.21%)
Average Annual Total Returns, 5 Years [Percent]	(0.10%)
Average Annual Total Returns, 10 Years [Percent]	0.92%
C000192543 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard VIF Total International Stock Market Index Portfolio	[4]
Current Expenses [Percent]	0.11%
Average Annual Total Returns, 1 Year [Percent]	(16.01%)
Average Annual Total Returns, 5 Years [Percent]	1.01%
Average Annual Total Returns, 10 Years [Percent]
C000012152 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard VIF Total Stock Market Index Portfolio	[4]
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	(19.59%)
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]	11.92%
C000015418 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	VY ® CBRE Global Real Estate Portfolio—Class 1	[4],[5]
Portfolio Company Subadviser [Text Block]	Voya Investments LLC	[4],[5]
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(24.95%)
Average Annual Total Returns, 5 Years [Percent]	1.85%
Average Annual Total Returns, 10 Years [Percent]	3.65%
C000024404 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Wanger International	[4]
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(33.84%)
Average Annual Total Returns, 5 Years [Percent]	14.08%
Average Annual Total Returns, 10 Years [Percent]	3.97%
C000024403 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Wanger Acorn	[4],[6]
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(33.46%)
Average Annual Total Returns, 5 Years [Percent]	3.06%
Average Annual Total Returns, 10 Years [Percent]	10.62%
C000047256 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Western Asset Variable Global High Yield Bond Portfolio—Class I	[4]
Portfolio Company Subadviser [Text Block]	Legg Mason Partners Fund Advisor, LLC	[4]
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(13.72%)
Average Annual Total Returns, 5 Years [Percent]	0.61%
Average Annual Total Returns, 10 Years [Percent]	2.51%
Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	The amount of the death benefit is the accumulation value on the valuation day that we authorize payment of the death benefit.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Withdrawals could significantly reduce the death benefit. • Benefit terminates upon annuitization.
Name of Benefit [Text Block]	Death Benefit
Charge Without a Fee or Expense Waiver [Member]
Prospectus:
Administrative Expense, Current [Dollars]	$ 25	[7]
Administrative Expense, Footnotes [Text Block]
1	The contractual Administrative Expense Charge, which is component of the Base Contract Expense, is 0.30%. It is subject to an expense waiver of 0.20%, which reduces the current Administrative Expense Charge to 0.10%.

Base Contract Expense (of Average Account Value), Maximum [Percent]	0.70%	[7]
Base Contract Expense, Footnotes [Text Block]
1	The contractual Administrative Expense Charge, which is component of the Base Contract Expense, is 0.30%. It is subject to an expense waiver of 0.20%, which reduces the current Administrative Expense Charge to 0.10%.

Optional Benefit Expense (of Benefit Base), Current [Percent]	0.10%	[7],[8]
Optional Benefit Expense, Footnotes [Text Block]
1	The contractual Administrative Expense Charge, which is component of the Base Contract Expense, is 0.30%. It is subject to an expense waiver of 0.20%, which reduces the current Administrative Expense Charge to 0.10%.
3	The GMDB is the only optional benefit that charges a fee, which is assessed against your Accumulation Value on an annual basis.

Optional Benefit Expense (of Benefit Base), Current [Percent]	0.10%	[7],[8]
Optional Benefit Expense, Footnotes [Text Block]
1	The contractual Administrative Expense Charge, which is component of the Base Contract Expense, is 0.30%. It is subject to an expense waiver of 0.20%, which reduces the current Administrative Expense Charge to 0.10%.
3	The GMDB is the only optional benefit that charges a fee, which is assessed against your Accumulation Value on an annual basis.

Charge With a Fee or Expense Waiver [Member]
Prospectus:
Administrative Expense, Current [Dollars]	$ 0	[7],[9]
Administrative Expense, Footnotes [Text Block]
1	The contractual Administrative Expense Charge, which is component of the Base Contract Expense, is 0.30%. It is subject to an expense waiver of 0.20%, which reduces the current Administrative Expense Charge to 0.10%.
2	The Annual Maintenance Fee will be waived if your Accumulation Value exceeds $25,000 on the anniversary date of your Contract or on the date of a full surrender of the Contract.

Base Contract Expense (of Average Account Value), Maximum [Percent]	0.50%	[7],[9]
Base Contract Expense, Footnotes [Text Block]
1	The contractual Administrative Expense Charge, which is component of the Base Contract Expense, is 0.30%. It is subject to an expense waiver of 0.20%, which reduces the current Administrative Expense Charge to 0.10%.
2	The Annual Maintenance Fee will be waived if your Accumulation Value exceeds $25,000 on the anniversary date of your Contract or on the date of a full surrender of the Contract.

Optional Benefit Expense (of Benefit Base), Current [Percent]		[7],[8],[9]
Optional Benefit Expense, Footnotes [Text Block]
1	The contractual Administrative Expense Charge, which is component of the Base Contract Expense, is 0.30%. It is subject to an expense waiver of 0.20%, which reduces the current Administrative Expense Charge to 0.10%.
2	The Annual Maintenance Fee will be waived if your Accumulation Value exceeds $25,000 on the anniversary date of your Contract or on the date of a full surrender of the Contract.
3	The GMDB is the only optional benefit that charges a fee, which is assessed against your Accumulation Value on an annual basis.

Optional Benefit Expense (of Benefit Base), Current [Percent]		[7],[8],[9]
Optional Benefit Expense, Footnotes [Text Block]
1	The contractual Administrative Expense Charge, which is component of the Base Contract Expense, is 0.30%. It is subject to an expense waiver of 0.20%, which reduces the current Administrative Expense Charge to 0.10%.
2	The Annual Maintenance Fee will be waived if your Accumulation Value exceeds $25,000 on the anniversary date of your Contract or on the date of a full surrender of the Contract.
3	The GMDB is the only optional benefit that charges a fee, which is assessed against your Accumulation Value on an annual basis.

Guaranteed Minimum Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.10%
Name of Benefit [Text Block]	Guaranteed Minimum Death Benefit (“GMDB”)
Purpose of Benefit [Text Block]	If you elected the GMBD option, we will pay the value of the GMDB, if the GMDB is greater than the standard Contract death benefit.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.10%
Brief Restrictions / Limitations [Text Block]
•
   If you wish to elect the GMDB, you must make the election before we issue you the Contract.
•
   If you elect the GMDB option, you may not cancel it after we issue you the Contract.
•
   Withdrawals could significantly reduce the death benefit.
•
   Withdrawals to pay advisory fees are not considered withdrawals for the purpose of the GMDB benefit calculation, however, you should consult a qualified tax advisor regarding the tax treatment of the payment of advisor fees from your Contract

Name of Benefit [Text Block]	Guaranteed Minimum Death Benefit (“GMDB”)
Full Surrender and Withdrawals [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Full Surrender and Withdrawals
Purpose of Benefit [Text Block]	Prior to your annuity starting date, you may request a withdrawal, including up to your entire Accumulation Value.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•
   Subject generally to a minimum amount of $1,000.
•
   If you withdraw your entire Accumulation Value, we will cancel your Contract and deduct the annual maintenance fee from any surrender proceeds.
•
   Withdrawals will lower your Contract value, will be subject to ordinary tax and may be subject to a 10% premature distribution tax taken before age 59
1
⁄
2
.

Name of Benefit [Text Block]	Full Surrender and Withdrawals
Transfers [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Transfers
Purpose of Benefit [Text Block]	You may request transfers between investment accounts.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Subject generally to a minimum amount of $250. • Transfers are subject to our “Transfer Policies Regarding Market Timing and Frequent Trading”.
Name of Benefit [Text Block]	Transfers
Systematic Withdrawals [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Systematic Withdrawals
Purpose of Benefit [Text Block]	You may request scheduled withdrawals from one or more of the investment accounts on a systematic basis.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•
   Must have an Accumulation Value of at least $10,000 and subject generally to a minimum amount of $100.
•
   May be paid monthly, quarterly, semi-annually or annually.
•
   Systematic withdrawals paid by check may be subject to a fee of up to $5 per payment.
•
   Withdrawals will lower your Contract value, will be subject to ordinary income tax and may be subject to a 10% premature distribution tax taken before age 59
1
⁄
2
.

Name of Benefit [Text Block]	Systematic Withdrawals
Withdrawals to Pay Financial Advisory Fees [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Withdrawals to Pay Financial Advisory Fees
Purpose of Benefit [Text Block]	In certain situations, as agreed to between you and a registered investment adviser, you can set up a program to have money withdrawn directly from your Contract to pay your adviser.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•
   Withdrawals to pay financial advisory fees are subject to special rules.
•
   We reserve the right to determine the eligibility of the financial adviser for this type of fee reimbursement.
•
   The amount withdrawn is generally subject to a minimum amount of $100.
•
   Withdrawals will lower your Contract value.
•
   You should consult a qualified tax adviser regarding the tax treatment of the payment of adviser fees from your Contract.

Name of Benefit [Text Block]	Withdrawals to Pay Financial Advisory Fees
Band One [Member] | Charge Without a Fee or Expense Waiver [Member]
Prospectus:
Base Contract Expense (of Other Amount), Current [Percent]	0.70%	[7]
Base Contract Expense, Footnotes [Text Block]
1	The contractual Administrative Expense Charge, which is component of the Base Contract Expense, is 0.30%. It is subject to an expense waiver of 0.20%, which reduces the current Administrative Expense Charge to 0.10%.

Band One [Member] | Charge With a Fee or Expense Waiver [Member]
Prospectus:
Base Contract Expense (of Other Amount), Current [Percent]	0.50%	[7],[9]
Base Contract Expense, Footnotes [Text Block]
1	The contractual Administrative Expense Charge, which is component of the Base Contract Expense, is 0.30%. It is subject to an expense waiver of 0.20%, which reduces the current Administrative Expense Charge to 0.10%.
2	The Annual Maintenance Fee will be waived if your Accumulation Value exceeds $25,000 on the anniversary date of your Contract or on the date of a full surrender of the Contract.

Band Two [Member] | Charge Without a Fee or Expense Waiver [Member]
Prospectus:
Base Contract Expense (of Other Amount), Current [Percent]	0.55%	[7]
Base Contract Expense, Footnotes [Text Block]
1	The contractual Administrative Expense Charge, which is component of the Base Contract Expense, is 0.30%. It is subject to an expense waiver of 0.20%, which reduces the current Administrative Expense Charge to 0.10%.

Band Two [Member] | Charge With a Fee or Expense Waiver [Member]
Prospectus:
Base Contract Expense (of Other Amount), Current [Percent]	0.35%	[7],[9]
Base Contract Expense, Footnotes [Text Block]
1	The contractual Administrative Expense Charge, which is component of the Base Contract Expense, is 0.30%. It is subject to an expense waiver of 0.20%, which reduces the current Administrative Expense Charge to 0.10%.
2	The Annual Maintenance Fee will be waived if your Accumulation Value exceeds $25,000 on the anniversary date of your Contract or on the date of a full surrender of the Contract.

Band Three [Member] | Charge Without a Fee or Expense Waiver [Member]
Prospectus:
Base Contract Expense (of Other Amount), Current [Percent]	0.45%	[7]
Base Contract Expense, Footnotes [Text Block]
1	The contractual Administrative Expense Charge, which is component of the Base Contract Expense, is 0.30%. It is subject to an expense waiver of 0.20%, which reduces the current Administrative Expense Charge to 0.10%.

Band Three [Member] | Charge With a Fee or Expense Waiver [Member]
Prospectus:
Base Contract Expense (of Other Amount), Current [Percent]	0.25%	[7],[9]
Base Contract Expense, Footnotes [Text Block]
1	The contractual Administrative Expense Charge, which is component of the Base Contract Expense, is 0.30%. It is subject to an expense waiver of 0.20%, which reduces the current Administrative Expense Charge to 0.10%.
2	The Annual Maintenance Fee will be waived if your Accumulation Value exceeds $25,000 on the anniversary date of your Contract or on the date of a full surrender of the Contract.

Band Four [Member] | Charge Without a Fee or Expense Waiver [Member]
Prospectus:
Base Contract Expense (of Other Amount), Current [Percent]	0.30%	[7]
Base Contract Expense, Footnotes [Text Block]
1	The contractual Administrative Expense Charge, which is component of the Base Contract Expense, is 0.30%. It is subject to an expense waiver of 0.20%, which reduces the current Administrative Expense Charge to 0.10%.

Band Four [Member] | Charge With a Fee or Expense Waiver [Member]
Prospectus:
Base Contract Expense (of Other Amount), Current [Percent]	0.10%	[7],[9]
Base Contract Expense, Footnotes [Text Block]
1	The contractual Administrative Expense Charge, which is component of the Base Contract Expense, is 0.30%. It is subject to an expense waiver of 0.20%, which reduces the current Administrative Expense Charge to 0.10%.
2	The Annual Maintenance Fee will be waived if your Accumulation Value exceeds $25,000 on the anniversary date of your Contract or on the date of a full surrender of the Contract.

Before Fee Waiver [Member]
Prospectus:
Portfolio Company Expenses [Text Block]	Expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees and other expenses (before fee waiver/expense reimbursements)
Portfolio Company Expenses Minimum [Percent]	0.09%
Portfolio Company Expenses Maximum [Percent]	1.50%
After Fee Waiver [Member]
Prospectus:
Portfolio Company Expenses [Text Block]	Expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees and other expenses (after fee waiver/expense reimbursements*)	[10]
Portfolio Company Expenses Minimum [Percent]	0.09%	[10]
Portfolio Company Expenses Maximum [Percent]	1.385%	[10]
Portfolio Company Expenses, Footnotes [Text Block]	Certain Portfolios are subject to an expense reimbursement arrangement between such Portfolio and the investment adviser, which is expected to continue until at least February 28, 2024.

[1]	Deducted daily from your average Accumulation Value to equal the annual % shown.
[2]	A Guaranteed Minimum Death Benefit (“GMDB”) fee will be assessed against your Accumulation Value on an annual basis. It is the only optional benefit that charges a fee.
[3]	The GMDB is the only optional benefit that charges a fee.
[4]	If the name of the adviser or sub-adviser is not listed, it is because the name is incorporated into the name of the Portfolio or the Portfolio’s company.
[5]	The Fund’s annual expenses reflect a temporary fee reduction. Please refer to the Fund Prospectus for additional information.
[6]	Effective April 21, 2023 Wanger Select merged into Wanger Acorn.
[7]	The contractual Administrative Expense Charge, which is component of the Base Contract Expense, is 0.30%. It is subject to an expense waiver of 0.20%, which reduces the current Administrative Expense Charge to 0.10%.
[8]	The GMDB is the only optional benefit that charges a fee, which is assessed against your Accumulation Value on an annual basis.
[9]	The Annual Maintenance Fee will be waived if your Accumulation Value exceeds $25,000 on the anniversary date of your Contract or on the date of a full surrender of the Contract.
[10]	Certain Portfolios are subject to an expense reimbursement arrangement between such Portfolio and the investment adviser, which is expected to continue until at least February 28, 2024.